UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

230 Congress Street, Floor 5

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

230 Congress Street, Floor 5

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 90.0%
Aerospace & Defense - 1.3%
Spirit Aerosystems Holdings, Inc., Class A*	1,024	$22,743
Textron, Inc.	872	22,820
TransDigm Group, Inc.*(a)	160	22,699
		68,262
Airlines - 0.5%
US Airways Group, Inc.*(a)	2,180	22,803

Beverages - 1.4%
Brown-Forman Corp., Class B	352	22,968
Constellation Brands, Inc., Class A*	708	22,904
Monster Beverage Corp.*(a)	420	22,747
		68,619
Biotechnology - 5.4%
Alexion Pharmaceuticals, Inc.*(a)	200	22,880
Amgen, Inc.(a)	272	22,935
Ariad Pharmaceuticals, Inc.*(a)	944	22,868
Biogen Idec, Inc.*(a)	152	22,683
BioMarin Pharmaceutical, Inc.*	568	22,873
Gilead Sciences, Inc.*	344	22,818
Medivation, Inc.*	404	22,769
Onyx Pharmaceuticals, Inc.*(a)	268	22,646
Pharmacyclics, Inc.*(a)	352	22,704
Regeneron Pharmaceuticals, Inc.*(a)	148	22,594
Seattle Genetics, Inc.*(a)	840	22,638
Theravance, Inc.*	876	22,697
		273,105
Building Products - 1.3%
Lennox International, Inc.	472	22,826
Masco Corp.	1,508	22,695
USG Corp.*(a)	1,040	22,828
		68,349
Capital Markets - 0.5%
Affiliated Managers Group, Inc.*	188	23,124

Chemicals - 4.5%
Airgas, Inc.(a)	280	23,044
Cytec Industries, Inc.	348	22,801
FMC Corp.	412	22,817
LyondellBasell Industries N.V., Class A	444	22,937
NewMarket Corp.(a)	92	22,676
PPG Industries, Inc.(a)	200	22,968
RPM International, Inc.(a)	796	22,718
Sherwin-Williams Co./The(a)	152	22,634
Valspar Corp.	404	22,664
W.R. Grace & Co.*	388	22,923
		228,182
Commercial Banks - 3.1%
BB&T Corp.	688	22,814
Fifth Third Bancorp	1,468	22,769
Regions Financial Corp.	3,164	22,812
Susquehanna Bancshares, Inc.(a)	2,156	22,552
Texas Capital Bancshares, Inc.*	460	22,867
U.S. Bancorp(a)	664	22,775
Wells Fargo & Co.(a)	660	22,790
		159,379
Commercial Services & Supplies - 0.4%
Corrections Corp. of America	680	22,746

Communications Equipment - 0.4%
Brocade Communications Systems, Inc.*	3,808	22,524

Computers & Peripherals - 1.4%
3D Systems Corp.*	688	22,601
Apple, Inc.(a)	36	24,021
Seagate Technology plc(a)	732	22,692
		69,314
Construction & Engineering - 0.5%
Shaw Group, Inc./The*	524	22,857

Construction Materials - 0.5%
Eagle Materials, Inc.	496	22,945

Consumer Finance - 0.4%
Discover Financial Services	572	22,726

Distributors - 0.4%
LKQ Corp.*	1,228	22,718

Diversified Telecommunication Services - 0.4%
tw telecom, inc.*	868	22,629

Electric Utilities - 1.8%
Cleco Corp.	544	22,837
Duke Energy Corp.	352	22,810
NextEra Energy, Inc.(a)	324	22,787
Pinnacle West Capital Corp.(a)	432	22,809
		91,243
Electrical Equipment - 1.4%
EnerSys, Inc.*	644	22,727
Hubbell, Inc., Class B	284	22,930
Roper Industries, Inc.	208	22,857
		68,514
Electronic Equipment, Instruments & Components - 0.9%
FEI Co.	420	22,470
Jabil Circuit, Inc.	1,216	22,763
		45,233
Energy Equipment & Services - 1.3%
Dresser-Rand Group, Inc.*	416	22,926
Ensco plc, Class A	416	22,697
Oceaneering International, Inc.(a)	412	22,763
		68,386
Food & Staples Retailing - 0.9%
Fresh Market, Inc./The*	380	22,792
Whole Foods Market, Inc.	236	22,987
		45,779
Food Products - 0.9%
Dean Foods Co.*	1,408	23,021
Hain Celestial Group, Inc./The*	360	22,680
		45,701
Health Care Equipment & Supplies - 1.3%
Align Technology, Inc.*(a)	616	22,774

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Edwards Lifesciences Corp.*	212	$22,762
Intuitive Surgical, Inc.*(a)	44	21,808
		67,344
Health Care Providers & Services - 0.9%
AMERIGROUP Corp.*	248	22,675
HCA Holdings, Inc.	680	22,610
		45,285
Health Care Technology - 0.4%
athenahealth, Inc.*(a)	248	22,759

Hotels, Restaurants & Leisure - 1.3%
Gaylord Entertainment Co.*	572	22,611
Six Flags Entertainment Corp.(a)	388	22,815
Wyndham Worldwide Corp.(a)	432	22,671
		68,097
Household Durables - 2.7%
D.R. Horton, Inc.	1,108	22,869
Jarden Corp.	432	22,827
Lennar Corp., Class A	656	22,809
Mohawk Industries, Inc.*	288	23,046
PulteGroup, Inc.*(a)	1,472	22,816
Toll Brothers, Inc.*(a)	688	22,862
		137,229
Household Products - 0.5%
Church & Dwight Co., Inc.	424	22,892

Insurance - 4.0%
Allied World Assurance Co. Holdings AG(a)	296	22,866
Allstate Corp./The(a)	576	22,815
American International Group, Inc.*	692	22,691
Arthur J. Gallagher & Co.	636	22,781
Cincinnati Financial Corp.	604	22,886
CNO Financial Group, Inc.	2,340	22,581
Everest Re Group Ltd.(a)	212	22,676
MBIA, Inc.*	2,248	22,772
Protective Life Corp.(a)	868	22,750
		204,818
Internet & Catalog Retail - 0.5%
Expedia, Inc.	396	22,905

Internet Software & Services - 3.6%
Akamai Technologies, Inc.*	596	22,803
AOL, Inc.*	648	22,829
CoStar Group, Inc.*	280	22,831
eBay, Inc.*	472	22,850
Equinix, Inc.*(a)	112	23,078
IAC/InterActiveCorp	440	22,906
Rackspace Hosting, Inc.*	348	22,999
VeriSign, Inc.*(a)	468	22,787
		183,083
IT Services - 3.6%
Alliance Data Systems Corp.*(a)	160	22,712
Convergys Corp.	1,444	22,628
CoreLogic, Inc.*	860	22,816
Lender Processing Services, Inc.	816	22,758
NeuStar, Inc., Class A*(a)	572	22,897
Teradata Corp.*(a)	300	22,623
Visa, Inc., Class A(a)	168	22,559
Wright Express Corp.*(a)	328	22,868
		181,861
Leisure Equipment & Products - 0.9%
Brunswick Corp.	1,004	22,720
Polaris Industries, Inc.(a)	280	22,644
		45,364
Machinery - 2.3%
Chart Industries, Inc.*	308	22,746
Ingersoll-Rand plc	508	22,769
Toro Co./The	580	23,072
Valmont Industries, Inc.	172	22,618
Wabtec Corp.(a)	284	22,802
		114,007
Media - 2.3%
CBS Corp., Class B	632	22,961
Charter Communications, Inc., Class A*	304	22,821
Comcast Corp., Class A	636	22,750
Lamar Advertising Co., Class A*	616	22,829
Madison Square Garden Co./The, Class A*(a)	568	22,873
		114,234
Metals & Mining - 0.4%
Royal Gold, Inc.	228	22,768

Multiline Retail - 1.3%
Dillard's, Inc., Class A	312	22,564
Dollar General Corp.*	440	22,677
Macy's, Inc.	608	22,873
		68,114
Multi-Utilities - 2.3%
CMS Energy Corp.	972	22,891
NiSource, Inc.	896	22,830
SCANA Corp.(a)	472	22,783
Sempra Energy	352	22,701
Wisconsin Energy Corp.(a)	608	22,903
		114,108
Oil, Gas & Consumable Fuels - 5.0%
Cheniere Energy, Inc.*	1,472	22,890
Cobalt International Energy, Inc.*	1,024	22,804
Continental Resources, Inc.*	296	22,762
HollyFrontier Corp.	556	22,946
Kinder Morgan, Inc.	640	22,733
Kodiak Oil & Gas Corp.*	2,440	22,838
Marathon Petroleum Corp.(a)	420	22,928
Plains Exploration & Production Co.*	608	22,782
Tesoro Corp.	544	22,794
Valero Energy Corp.	720	22,810
Williams Cos., Inc./The(a)	652	22,800
		251,087
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.*	1,808	22,600

Pharmaceuticals - 1.4%
Questcor Pharmaceuticals, Inc.*	1,228	22,718
Salix Pharmaceuticals Ltd.*(a)	540	22,864
Vivus, Inc.*(a)	1,280	22,809
		68,391
Professional Services - 0.9%
Equifax, Inc.	492	22,917

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Verisk Analytics, Inc., Class A*(a)	476	$22,663
		45,580
Real Estate Investment Trusts (REITs) - 7.7%
American Capital Agency Corp.(a)	660	22,829
American Tower Corp.	320	22,845
CBL & Associates Properties, Inc.	1,060	22,620
Digital Realty Trust, Inc.	328	22,911
Douglas Emmett, Inc.	992	22,885
Extra Space Storage, Inc.	688	22,876
General Growth Properties, Inc.	1,180	22,986
HCP, Inc.	512	22,774
Healthcare Realty Trust, Inc.	984	22,681
Kilroy Realty Corp.	512	22,927
LaSalle Hotel Properties	856	22,847
Omega Healthcare Investors, Inc.	1,000	22,730
Simon Property Group, Inc.(a)	152	23,075
Starwood Property Trust, Inc.	976	22,712
Taubman Centers, Inc.(a)	296	22,712
Two Harbors Investment Corp.(a)	1,940	22,795
Weyerhaeuser Co.	868	22,690
		387,895
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	436	22,689
Kansas City Southern	300	22,734
Old Dominion Freight Line, Inc.*	756	22,801
		68,224
Semiconductors & Semiconductor Equipment - 1.3%
Cirrus Logic, Inc.*	592	22,727
Cymer, Inc.*	444	22,671
KLA-Tencor Corp.	476	22,707
		68,105
Software - 2.7%
Aspen Technology, Inc.*	876	22,644
Concur Technologies, Inc.*	308	22,709
Mentor Graphics Corp.*(a)	1,464	22,663
Red Hat, Inc.*	400	22,776
SolarWinds, Inc.*(a)	412	22,965
Ultimate Software Group, Inc.*(a)	224	22,870
		136,627
Specialty Retail - 5.9%
American Eagle Outfitters, Inc.(a)	1,080	22,766
Cabela's, Inc.*	416	22,747
Foot Locker, Inc.	644	22,862
Gap, Inc./The	636	22,756
GNC Holdings, Inc., Class A	588	22,914
Home Depot, Inc./The	380	22,941
PetSmart, Inc.(a)	332	22,901
Pier 1 Imports, Inc.	1,212	22,713
Ross Stores, Inc.(a)	356	22,998
Sally Beauty Holdings, Inc.*(a)	908	22,782
TJX Cos., Inc.	508	22,753
Tractor Supply Co.	232	22,943
Ulta Salon Cosmetics & Fragrance, Inc.(a)	236	22,728
		296,804
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc.*	424	22,828
Under Armour, Inc., Class A*	408	22,779
VF Corp.(a)	144	22,948
		68,555
Thrifts & Mortgage Finance - 0.5%
Ocwen Financial Corp.*(a)	832	22,805

Tobacco - 0.9%
Altria Group, Inc.(a)	684	22,839
Philip Morris International, Inc.	252	22,665
		45,504
Trading Companies & Distributors - 1.3%
Fastenal Co.	532	22,871
United Rentals, Inc.*(a)	696	22,766
W.W. Grainger, Inc.(a)	108	22,504
		68,141
Water Utilities - 0.5%
American Water Works Co., Inc.	616	22,829

Wireless Telecommunication Services - 0.9%
Crown Castle International Corp.*	356	22,820
SBA Communications Corp., Class A*(a)	364	22,895
		45,715
Total Common Stocks Held Long
(Cost $4,099,551)		4,558,868

Securities Sold Short - (90.0%)
Aerospace & Defense - (0.9%)
Alliant Techsystems, Inc.	(456)	(22,850)
Esterline Technologies Corp.*	(404)	(22,681)
		(45,531)
Air Freight & Logistics - (0.9%)
C.H. Robinson Worldwide, Inc.	(388)	(22,717)
Expeditors International of Washington, Inc.	(628)	(22,834)
		(45,551)
Airlines - (0.5%)
Southwest Airlines Co.	(2,600)	(22,802)

Auto Components - (3.2%)
BorgWarner, Inc.*	(332)	(22,945)
Gentex Corp.	(1,340)	(22,793)
Goodyear Tire & Rubber Co./The*	(1,872)	(22,820)
Johnson Controls, Inc.	(832)	(22,797)
Lear Corp.	(608)	(22,976)
Tenneco, Inc.*	(816)	(22,848)
Visteon Corp.*	(516)	(22,941)
		(160,120)
Automobiles - (0.9%)
Ford Motor Co.	(2,316)	(22,836)
General Motors Co.*	(1,000)	(22,750)
		(45,586)
Capital Markets - (4.5%)
Bank of New York Mellon Corp./The	(1,008)	(22,801)
Charles Schwab Corp./The	(1,784)	(22,817)
E*TRADE Financial Corp.*	(2,600)	(22,906)
Franklin Resources, Inc.	(184)	(23,013)
Goldman Sachs Group, Inc./The	(200)	(22,736)
Jefferies Group, Inc.	(1,680)	(22,999)
Legg Mason, Inc.	(924)	(22,804)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Morgan Stanley	(1,360)	$(22,767)
Stifel Financial Corp.*	(676)	(22,714)
Waddell & Reed Financial, Inc., Class A	(692)	(22,677)
		(228,234)
Chemicals - (0.5%)
Intrepid Potash, Inc.*	(1,064)	(22,855)

Commercial Banks - (1.8%)
First Niagara Financial Group, Inc.	(2,824)	(22,846)
Popular, Inc.*	(1,316)	(22,938)
TCF Financial Corp.	(1,908)	(22,781)
Valley National Bancorp	(2,276)	(22,806)
		(91,371)
Commercial Services & Supplies - (1.8%)
Clean Harbors, Inc.*	(472)	(23,057)
Iron Mountain, Inc.	(668)	(22,786)
Republic Services, Inc.	(832)	(22,888)
Waste Connections, Inc.	(760)	(22,990)
		(91,721)
Communications Equipment - (2.3%)
Aruba Networks, Inc.*	(1,016)	(22,845)
JDS Uniphase Corp.*	(1,844)	(22,838)
Juniper Networks, Inc.*	(1,332)	(22,790)
Polycom, Inc.*	(2,304)	(22,740)
Riverbed Technology, Inc.*	(980)	(22,805)
		(114,018)
Computers & Peripherals - (1.4%)
Dell, Inc.	(2,304)	(22,717)
Hewlett-Packard Co.	(1,340)	(22,860)
NetApp, Inc.*	(696)	(22,885)
		(68,462)
Construction & Engineering - (2.2%)
AECOM Technology Corp.*	(1,080)	(22,853)
Fluor Corp.	(404)	(22,737)
Foster Wheeler AG*	(948)	(22,714)
KBR, Inc.	(764)	(22,782)
URS Corp.	(644)	(22,740)
		(113,826)
Containers & Packaging - (1.8%)
Bemis Co., Inc.	(724)	(22,784)
Greif, Inc., Class A	(516)	(22,797)
Owens-Illinois, Inc.*	(1,220)	(22,887)
Sealed Air Corp.	(1,480)	(22,881)
		(91,349)
Diversified Consumer Services - (0.9%)
Apollo Group, Inc., Class A*	(780)	(22,659)
Sotheby's	(724)	(22,806)
		(45,465)
Diversified Financial Services - (1.8%)
Citigroup, Inc.	(696)	(22,773)
Leucadia National Corp.	(1,000)	(22,750)
NASDAQ OMX Group, Inc./The	(980)	(22,829)
NYSE Euronext	(928)	(22,875)
		(91,227)
Diversified Telecommunication Services - (0.4%)
Level 3 Communications, Inc.*	(992)	(22,786)

Electric Utilities - (0.9%)
Exelon Corp.	(640)	(22,771)
ITC Holdings Corp.	(304)	(22,976)
		(45,747)
Electronic Equipment, Instruments & Components - (2.2%)
Corning, Inc.	(1,728)	(22,723)
Dolby Laboratories, Inc., Class A*	(692)	(22,663)
FLIR Systems, Inc.	(1,140)	(22,772)
IPG Photonics Corp.*	(400)	(22,920)
Vishay Intertechnology, Inc.*	(2,316)	(22,766)
		(113,844)
Energy Equipment & Services - (4.0%)
Baker Hughes, Inc.	(504)	(22,796)
Halliburton Co.	(676)	(22,774)
Lufkin Industries, Inc.	(424)	(22,820)
McDermott International, Inc.*	(1,864)	(22,778)
Nabors Industries Ltd.*	(1,616)	(22,672)
Patterson-UTI Energy, Inc.	(1,440)	(22,810)
Superior Energy Services, Inc.*	(1,112)	(22,818)
Unit Corp.*	(548)	(22,742)
Weatherford International Ltd.*	(1,800)	(22,824)
		(205,034)
Food & Staples Retailing - (0.9%)
Kroger Co./The	(968)	(22,787)
Walgreen Co.	(628)	(22,884)
		(45,671)
Food Products - (1.3%)
Bunge Ltd.	(340)	(22,797)
Smithfield Foods, Inc.*	(1,156)	(22,716)
Tyson Foods, Inc., Class A	(1,416)	(22,684)
		(68,197)
Gas Utilities - (1.4%)
AGL Resources, Inc.	(560)	(22,910)
National Fuel Gas Co.	(424)	(22,913)
WGL Holdings, Inc.	(564)	(22,701)
		(68,524)
Health Care Equipment & Supplies - (2.7%)
Alere, Inc.*	(1,172)	(22,842)
Becton, Dickinson and Co.	(288)	(22,625)
Boston Scientific Corp.*	(4,036)	(23,167)
Hill-Rom Holdings, Inc.	(784)	(22,783)
St Jude Medical, Inc.	(540)	(22,750)
Varian Medical Systems, Inc.*	(376)	(22,681)
		(136,848)
Health Care Providers & Services - (4.5%)
AmerisourceBergen Corp.	(588)	(22,761)
Cardinal Health, Inc.	(584)	(22,759)
Cigna Corp.	(484)	(22,830)
Health Management Associates, Inc., Class A*	(2,716)	(22,787)
Health Net, Inc.*	(1,012)	(22,780)
Humana, Inc.	(324)	(22,729)
Owens & Minor, Inc.	(760)	(22,709)
Tenet Healthcare Corp.*	(3,588)	(22,497)
Universal Health Services, Inc., Class B	(496)	(22,682)
WellPoint, Inc.	(392)	(22,740)
		(227,274)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Health Care Technology - (0.4%)
Allscripts Healthcare Solutions, Inc.*	(1,808)	$(22,473)

Hotels, Restaurants & Leisure - (4.5%)
Carnival Corp.	(628)	(22,884)
Chipotle Mexican Grill, Inc.*	(72)	(22,863)
Hyatt Hotels Corp., Class A*	(568)	(22,805)
International Game Technology	(1,748)	(22,881)
Las Vegas Sands Corp.	(492)	(22,814)
McDonald's Corp.	(248)	(22,754)
MGM Resorts International*	(2,120)	(22,790)
Royal Caribbean Cruises Ltd.	(756)	(22,839)
Wendy's Co./The	(5,016)	(22,823)
Wynn Resorts Ltd.	(196)	(22,626)
		(228,079)
Household Durables - (0.9%)
Tempur-Pedic International, Inc.*	(760)	(22,717)
Tupperware Brands Corp.	(424)	(22,722)
		(45,439)
Household Products - (0.4%)
Energizer Holdings, Inc.	(304)	(22,681)

Independent Power Producers & Energy Traders - (1.4%)
AES Corp./The*	(2,088)	(22,905)
GenOn Energy, Inc.*	(8,952)	(22,649)
NRG Energy, Inc.	(1,072)	(22,930)
		(68,484)
Insurance - (3.1%)
Assurant, Inc.	(608)	(22,678)
Genworth Financial, Inc., Class A*	(4,352)	(22,761)
Hartford Financial Services Group, Inc.	(1,168)	(22,706)
MetLife, Inc.	(660)	(22,744)
Old Republic International Corp.	(2,456)	(22,841)
Unum Group	(1,184)	(22,757)
Willis Group Holdings plc	(620)	(22,890)
		(159,377)
IT Services - (1.3%)
Global Payments, Inc.	(544)	(22,755)
SAIC, Inc.	(1,880)	(22,635)
Western Union Co./The	(1,248)	(22,739)
		(68,129)
Leisure Equipment & Products - (0.5%)
Hasbro, Inc.	(600)	(22,902)

Life Sciences Tools & Services - (0.9%)
Covance, Inc.*	(488)	(22,784)
Waters Corp.*	(272)	(22,666)
		(45,450)
Machinery - (4.1%)
Caterpillar, Inc.	(264)	(22,715)
Crane Co.	(572)	(22,840)
Deere & Co.	(276)	(22,767)
Dover Corp.	(384)	(22,844)
Gardner Denver, Inc.	(376)	(22,714)
Harsco Corp.	(1,108)	(22,747)
Joy Global, Inc.	(408)	(22,873)
Kennametal, Inc.	(616)	(22,841)
Navistar International Corp.*	(1,084)	(22,862)
		(205,203)
Marine - (0.4%)
Kirby Corp.*	(412)	(22,775)

Media - (0.9%)
Cablevision Systems Corp., Class A	(1,440)	(22,824)
Live Nation Entertainment, Inc.*	(2,652)	(22,834)
		(45,658)
Metals & Mining - (2.7%)
Alcoa, Inc.	(2,572)	(22,762)
Allegheny Technologies, Inc.	(716)	(22,840)
Cliffs Natural Resources, Inc.	(588)	(23,009)
Coeur d'Alene Mines Corp.*	(792)	(22,833)
Titanium Metals Corp.	(1,776)	(22,786)
Walter Energy, Inc.	(708)	(22,982)
		(137,212)
Multiline Retail - (0.9%)
Big Lots, Inc.*	(776)	(22,954)
Kohl's Corp.	(448)	(22,947)
		(45,901)
Multi-Utilities - (0.9%)
Public Service Enterprise Group, Inc.	(712)	(22,912)
TECO Energy, Inc.	(1,288)	(22,849)
		(45,761)
Office Electronics - (0.5%)
Xerox Corp.	(3,108)	(22,813)

Oil, Gas & Consumable Fuels - (3.6%)
Chesapeake Energy Corp.	(1,212)	(22,870)
Cimarex Energy Co.	(392)	(22,952)
CONSOL Energy, Inc.	(760)	(22,838)
Hess Corp.	(424)	(22,777)
Newfield Exploration Co.*	(728)	(22,801)
Peabody Energy Corp.	(1,024)	(22,825)
QEP Resources, Inc.	(720)	(22,795)
SM Energy Co.	(424)	(22,943)
		(182,801)
Personal Products - (0.4%)
Avon Products, Inc.	(1,424)	(22,713)

Pharmaceuticals - (1.8%)
Endo Health Solutions, Inc.*	(724)	(22,965)
Hospira, Inc.*	(700)	(22,974)
Medicis Pharmaceutical Corp., Class A	(528)	(22,847)
Warner Chilcott plc, Class A	(1,692)	(22,842)
		(91,628)
Professional Services - (1.3%)
Manpower, Inc.	(620)	(22,816)
Nielsen Holdings N.V.*	(760)	(22,785)
Towers Watson & Co., Class A	(428)	(22,705)
		(68,306)
Real Estate Investment Trusts (REITs) - (4.5%)
Chimera Investment Corp.	(8,408)	(22,786)
Corporate Office Properties Trust	(944)	(22,628)
Home Properties, Inc.	(372)	(22,793)
Mack-Cali Realty Corp.	(848)	(22,557)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Mid-America Apartment Communities, Inc.	(348)	$(22,728)
Piedmont Office Realty Trust, Inc., Class A	(1,304)	(22,611)
Senior Housing Properties Trust	(1,044)	(22,738)
UDR, Inc.	(920)	(22,834)
Vornado Realty Trust	(280)	(22,694)
Washington Real Estate Investment Trust	(844)	(22,636)
		(227,005)
Real Estate Management & Development - (0.9%)
Forest City Enterprises, Inc., Class A*	(1,444)	(22,887)
Jones Lang LaSalle, Inc.	(300)	(22,905)
		(45,792)
Road & Rail - (0.9%)
CSX Corp.	(1,100)	(22,825)
Ryder System, Inc.	(584)	(22,811)
		(45,636)
Semiconductors & Semiconductor Equipment - (2.3%)
Advanced Micro Devices, Inc.*	(6,732)	(22,687)
Altera Corp.	(672)	(22,838)
Atmel Corp.*	(4,332)	(22,786)
Cypress Semiconductor Corp.*	(2,124)	(22,769)
ON Semiconductor Corp.*	(3,732)	(23,027)
		(114,107)
Software - (2.3%)
Electronic Arts, Inc.*	(1,800)	(22,842)
Informatica Corp.*	(656)	(22,835)
QLIK Technologies, Inc.*	(1,020)	(22,858)
Rovi Corp.*	(1,568)	(22,752)
Solera Holdings, Inc.	(520)	(22,813)
		(114,100)
Specialty Retail - (2.7%)
Abercrombie & Fitch Co., Class A	(672)	(22,794)
Best Buy Co., Inc.	(1,328)	(22,828)
CarMax, Inc.*	(808)	(22,867)
Guess?, Inc.	(896)	(22,776)
Staples, Inc.	(1,980)	(22,810)
Tiffany & Co.	(368)	(22,772)
		(136,847)
Textiles, Apparel & Luxury Goods - (0.9%)
Fossil, Inc.*	(268)	(22,700)
Warnaco Group, Inc./The*	(440)	(22,836)
		(45,536)
Thrifts & Mortgage Finance - (0.5%)
Hudson City Bancorp, Inc.	(2,876)	(22,893)

Wireless Telecommunication Services - (0.4%)
MetroPCS Communications, Inc.*	(1,944)	(22,764)

Total Securities Sold Short
(Proceeds Received $4,678,467)		(4,560,508)
Other assets less liabilities — 100.0%		5,067,337
Net Assets — 100.0%		$5,065,697

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2012, the aggregate amount held in a segregated account was $2,081,223.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$757,946
Aggregate gross unrealized depreciation	(201,719)
Net unrealized appreciation	$556,227
Federal income tax cost of investments	$(557,867)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2012 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
394,556	USD	10/03/2013	Morgan Stanley	0.66%	Dow Jones U.S. Thematic Market Neutral Momentum Index	$111,030
(447,375	)USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index	(0.04)%	(55,200)
						$55,830

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 90.0%
Aerospace & Defense - 3.1%
Alliant Techsystems, Inc.(a)	315	$15,785
Esterline Technologies Corp.*(a)	282	15,831
General Dynamics Corp.(a)	240	15,869
L-3 Communications Holdings, Inc.(a)	219	15,705
Northrop Grumman Corp.(a)	237	15,744
Raytheon Co.	276	15,776
Spirit Aerosystems Holdings, Inc., Class A*	711	15,791
		110,501
Air Freight & Logistics - 0.4%
FedEx Corp.(a)	186	15,739

Airlines - 2.7%
Alaska Air Group, Inc.*(a)	450	15,777
Delta Air Lines, Inc.*(a)	1,740	15,938
JetBlue Airways Corp.*(a)	3,285	15,735
Southwest Airlines Co.(a)	1,806	15,839
United Continental Holdings, Inc.*	816	15,912
US Airways Group, Inc.*(a)	1,515	15,847
		95,048
Auto Components - 1.8%
Dana Holding Corp.(a)	1,278	15,720
Goodyear Tire & Rubber Co./The*(a)	1,302	15,871
Lear Corp.(a)	423	15,985
TRW Automotive Holdings Corp.*	363	15,867
		63,443
Automobiles - 1.4%
Ford Motor Co.(a)	1,611	15,885
General Motors Co.*(a)	696	15,834
Thor Industries, Inc.	438	15,908
		47,627
Beverages - 0.4%
Molson Coors Brewing Co., Class B	351	15,813

Capital Markets - 0.9%
Bank of New York Mellon Corp./The(a)	699	15,811
Goldman Sachs Group, Inc./The(a)	138	15,688
		31,499
Chemicals - 0.9%
CF Industries Holdings, Inc.(a)	72	16,001
Huntsman Corp.(a)	1,065	15,901
		31,902
Commercial Banks - 2.7%
Fifth Third Bancorp(a)	1,020	15,820
First Niagara Financial Group, Inc.(a)	1,962	15,873
KeyCorp(a)	1,815	15,863
Popular, Inc.*(a)	915	15,948
Regions Financial Corp.(a)	2,199	15,855
SunTrust Banks, Inc.	561	15,860
		95,219
Commercial Services & Supplies - 0.9%
R.R. Donnelley & Sons Co.	1,494	15,837
Republic Services, Inc.	579	15,928
		31,765
Communications Equipment - 1.8%
Brocade Communications Systems, Inc.*(a)	2,646	15,651
Cisco Systems, Inc.(a)	825	15,749
Harris Corp.(a)	309	15,827
Polycom, Inc.*(a)	1,602	15,812
		63,039
Computers & Peripherals - 1.8%
Dell, Inc.(a)	1,602	15,796
Hewlett-Packard Co.(a)	933	15,917
Seagate Technology plc	507	15,717
Western Digital Corp.	411	15,918
		63,348
Construction & Engineering - 1.4%
AECOM Technology Corp.*(a)	750	15,870
KBR, Inc.(a)	531	15,834
URS Corp.	450	15,890
		47,594
Consumer Finance - 0.5%
Capital One Financial Corp.(a)	279	15,906

Containers & Packaging - 0.9%
Owens-Illinois, Inc.*(a)	846	15,871
Rock-Tenn Co., Class A(a)	219	15,807
		31,678
Diversified Consumer Services - 0.4%
Apollo Group, Inc., Class A*(a)	543	15,774

Diversified Financial Services - 1.4%
Citigroup, Inc.(a)	483	15,804
JPMorgan Chase & Co.(a)	393	15,908
NASDAQ OMX Group, Inc./The(a)	681	15,864
		47,576
Electric Utilities - 2.7%
American Electric Power Co., Inc.(a)	360	15,818
Entergy Corp.(a)	228	15,800
Exelon Corp.(a)	444	15,798
IDACORP, Inc.(a)	366	15,837
NV Energy, Inc.(a)	879	15,831
Portland General Electric Co.(a)	585	15,818
		94,902
Electrical Equipment - 1.8%
Brady Corp., Class A(a)	540	15,811
EnerSys, Inc.*(a)	447	15,775
General Cable Corp.*(a)	540	15,865
Regal-Beloit Corp.(a)	225	15,858
		63,309
Electronic Equipment, Instruments & Components - 3.1%
Arrow Electronics, Inc.*(a)	468	15,776
Avnet, Inc.*(a)	543	15,796
Corning, Inc.(a)	1,200	15,780
Ingram Micro, Inc., Class A*(a)	1,035	15,763
Jabil Circuit, Inc.(a)	846	15,837
TE Connectivity Ltd.	465	15,815
Tech Data Corp.*	348	15,764
		110,531

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Energy Equipment & Services - 2.2%
Helix Energy Solutions Group, Inc.*(a)	858	$15,676
Nabors Industries Ltd.*(a)	1,122	15,742
Patterson-UTI Energy, Inc.(a)	999	15,824
Superior Energy Services, Inc.*	774	15,882
Unit Corp.*	381	15,811
		78,935
Food & Staples Retailing - 1.8%
CVS Caremark Corp.(a)	330	15,979
Kroger Co./The	672	15,819
Safeway, Inc.	984	15,832
Walgreen Co.	438	15,961
		63,591
Food Products - 3.1%
Archer-Daniels-Midland Co.(a)	582	15,819
ConAgra Foods, Inc.	576	15,892
Darling International, Inc.*(a)	867	15,857
Green Mountain Coffee Roasters, Inc.*	663	15,746
Ingredion, Inc.(a)	288	15,886
Smithfield Foods, Inc.*	801	15,740
Tyson Foods, Inc., Class A	984	15,764
		110,704
Gas Utilities - 0.4%
AGL Resources, Inc.(a)	387	15,832

Health Care Equipment & Supplies - 1.8%
Alere, Inc.*(a)	813	15,845
Boston Scientific Corp.*(a)	2,805	16,101
Hill-Rom Holdings, Inc.	546	15,867
Zimmer Holdings, Inc.	234	15,823
		63,636
Health Care Providers & Services - 5.8%
Aetna, Inc.(a)	399	15,800
Cigna Corp.(a)	336	15,849
Community Health Systems, Inc.*(a)	543	15,823
Coventry Health Care, Inc.(a)	378	15,759
Health Management Associates, Inc., Class A*(a)	1,887	15,832
Health Net, Inc.*(a)	705	15,869
Humana, Inc.(a)	225	15,784
LifePoint Hospitals, Inc.*(a)	369	15,786
Omnicare, Inc.(a)	468	15,898
Tenet Healthcare Corp.*	2,493	15,631
UnitedHealth Group, Inc.	285	15,792
Universal Health Services, Inc., Class B	345	15,777
WellPoint, Inc.	273	15,837
		205,437
Hotels, Restaurants & Leisure - 0.5%
Royal Caribbean Cruises Ltd.(a)	525	15,860

Household Durables - 1.4%
Jarden Corp.(a)	300	15,852
Newell Rubbermaid, Inc.(a)	831	15,864
Whirlpool Corp.	192	15,919
		47,635
Household Products - 0.4%
Energizer Holdings, Inc.(a)	210	15,668

Independent Power Producers & Energy Traders - 0.5%
AES Corp./The*(a)	1,452	15,928

Industrial Conglomerates - 0.5%
General Electric Co.(a)	699	15,874

Insurance - 9.4%
ACE Ltd.(a)	210	15,876
American Financial Group, Inc./OH(a)	417	15,804
American International Group, Inc.*(a)	480	15,739
Aspen Insurance Holdings Ltd.(a)	519	15,824
Assurant, Inc.(a)	423	15,778
Assured Guaranty Ltd.(a)	1,167	15,895
Axis Capital Holdings Ltd.(a)	453	15,819
Endurance Specialty Holdings Ltd.(a)	408	15,708
Everest Re Group Ltd.(a)	147	15,723
Genworth Financial, Inc., Class A*(a)	3,024	15,816
Hartford Financial Services Group, Inc.(a)	810	15,746
Lincoln National Corp.(a)	654	15,820
MBIA, Inc.*	1,560	15,803
MetLife, Inc.(a)	459	15,817
PartnerRe Ltd.(a)	213	15,822
Principal Financial Group, Inc.(a)	588	15,841
Protective Life Corp.(a)	603	15,805
Prudential Financial, Inc.(a)	291	15,862
Reinsurance Group of America, Inc.(a)	273	15,798
Unum Group	822	15,799
Validus Holdings Ltd.	468	15,870
		331,965
IT Services - 1.8%
Amdocs Ltd.(a)	483	15,934
Computer Sciences Corp.(a)	492	15,847
Fidelity National Information Services, Inc.(a)	507	15,829
SAIC, Inc.	1,305	15,712
		63,322
Life Sciences Tools & Services - 0.9%
Life Technologies Corp.*(a)	324	15,837
Thermo Fisher Scientific, Inc.	270	15,884
		31,721
Machinery - 3.2%
AGCO Corp.*(a)	333	15,811
Eaton Corp.(a)	336	15,879
Gardner Denver, Inc.(a)	261	15,767
Kennametal, Inc.(a)	429	15,907
Terex Corp.*	705	15,919
Timken Co.	429	15,942
Trinity Industries, Inc.	528	15,824
		111,049
Media - 1.4%
Gannett Co., Inc.(a)	894	15,869
Meredith Corp.	450	15,750
Washington Post Co./The, Class B	45	16,336
		47,955

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Metals & Mining - 2.7%
Cliffs Natural Resources, Inc.(a)	408	$15,965
Coeur d'Alene Mines Corp.*(a)	549	15,828
Freeport-McMoRan Copper & Gold, Inc.(a)	402	15,911
Steel Dynamics, Inc.	1,407	15,801
United States Steel Corp.	828	15,790
Walter Energy, Inc.	492	15,970
		95,265
Multiline Retail - 1.8%
Big Lots, Inc.*	537	15,885
Dillard's, Inc., Class A(a)	219	15,838
Kohl's Corp.(a)	309	15,827
Macy's, Inc.(a)	423	15,913
		63,463
Multi-Utilities - 1.4%
Ameren Corp.(a)	486	15,878
PG&E Corp.(a)	372	15,873
Public Service Enterprise Group, Inc.(a)	495	15,929
		47,680
Office Electronics - 0.4%
Xerox Corp.	2,160	15,854

Oil, Gas & Consumable Fuels - 4.5%
Apache Corp.(a)	183	15,824
ConocoPhillips(a)	279	15,953
Hess Corp.(a)	294	15,794
HollyFrontier Corp.(a)	384	15,848
Marathon Oil Corp.(a)	534	15,790
Murphy Oil Corp.(a)	294	15,785
Newfield Exploration Co.*(a)	507	15,879
Peabody Energy Corp.(a)	711	15,848
Tesoro Corp.	378	15,838
Valero Energy Corp.	501	15,872
		158,431
Pharmaceuticals - 0.9%
Endo Health Solutions, Inc.*(a)	501	15,892
Warner Chilcott plc, Class A	1,176	15,876
		31,768
Real Estate Investment Trusts (REITs) - 2.7%
American Capital Agency Corp.(a)	459	15,877
Annaly Capital Management, Inc.(a)	942	15,863
Chimera Investment Corp.(a)	5,841	15,829
Hatteras Financial Corp.(a)	564	15,899
Invesco Mortgage Capital, Inc.(a)	780	15,702
MFA Financial, Inc.(a)	1,860	15,810
		94,980
Road & Rail - 1.8%
Avis Budget Group, Inc.*	1,023	15,734
Hertz Global Holdings, Inc.*(a)	1,158	15,899
Norfolk Southern Corp.(a)	249	15,844
Ryder System, Inc.(a)	408	15,936
		63,413
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.(a)	1,413	15,776
Intel Corp.(a)	696	15,785
Marvell Technology Group Ltd.(a)	1,722	15,756
ON Semiconductor Corp.*(a)	2,592	15,993
		63,310
Software - 1.8%
Activision Blizzard, Inc.	1,407	15,871
CA, Inc.(a)	612	15,768
Rovi Corp.*	1,089	15,802
Symantec Corp.*	879	15,822
		63,263
Specialty Retail - 2.7%
Abercrombie & Fitch Co., Class A(a)	465	15,773
GameStop Corp., Class A	759	15,939
Guess?, Inc.(a)	621	15,786
Men's Wearhouse, Inc./The(a)	459	15,803
Rent-A-Center, Inc.(a)	450	15,786
Staples, Inc.	1,374	15,828
		94,915
Trading Companies & Distributors - 0.5%
United Rentals, Inc.*	486	15,897

Wireless Telecommunication Services - 0.9%
MetroPCS Communications, Inc.*(a)	1,350	15,809
Telephone & Data Systems, Inc.	618	15,827
		31,636
Total Common Stocks Held Long
(Cost $3,097,007)		3,167,200

Securities Sold Short - (90.0%)
Aerospace & Defense - (0.4%)
TransDigm Group, Inc.*	(111)	(15,748)

Air Freight & Logistics - (0.9%)
C.H. Robinson Worldwide, Inc.	(270)	(15,808)
Expeditors International of Washington, Inc.	(438)	(15,926)
		(31,734)
Beverages - (1.4%)
Brown-Forman Corp., Class B	(243)	(15,856)
Coca-Cola Co./The	(417)	(15,817)
Monster Beverage Corp.*	(294)	(15,923)
		(47,596)
Biotechnology - (5.8%)
Alexion Pharmaceuticals, Inc.*	(138)	(15,787)
Alkermes plc*	(759)	(15,749)
Ariad Pharmaceuticals, Inc.*	(654)	(15,843)
Biogen Idec, Inc.*	(105)	(15,669)
BioMarin Pharmaceutical, Inc.*	(393)	(15,826)
Cepheid, Inc.*	(462)	(15,944)
Cubist Pharmaceuticals, Inc.*	(330)	(15,734)
Medivation, Inc.*	(282)	(15,894)
Onyx Pharmaceuticals, Inc.*	(186)	(15,717)
Pharmacyclics, Inc.*	(243)	(15,674)
Regeneron Pharmaceuticals, Inc.*	(105)	(16,029)
Theravance, Inc.*	(609)	(15,779)
Vertex Pharmaceuticals, Inc.*	(282)	(15,778)
		(205,423)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Building Products - (0.4%)
Masco Corp.	(1,050)	$(15,803)

Capital Markets - (0.9%)
Eaton Vance Corp.	(549)	(15,899)
T. Rowe Price Group, Inc.	(252)	(15,952)
		(31,851)
Chemicals - (3.2%)
Airgas, Inc.	(192)	(15,802)
Ecolab, Inc.	(246)	(15,943)
FMC Corp.	(288)	(15,949)
Monsanto Co.	(174)	(15,838)
Praxair, Inc.	(153)	(15,894)
Sherwin-Williams Co./The	(108)	(16,082)
Sigma-Aldrich Corp.	(219)	(15,761)
		(111,269)
Commercial Services & Supplies - (0.9%)
Copart, Inc.*	(573)	(15,889)
Stericycle, Inc.*	(174)	(15,751)
		(31,640)
Communications Equipment - (0.9%)
Aruba Networks, Inc.*	(705)	(15,852)
F5 Networks, Inc.*	(150)	(15,705)
		(31,557)
Construction & Engineering - (0.5%)
Shaw Group, Inc./The*	(363)	(15,834)

Construction Materials - (0.9%)
Eagle Materials, Inc.	(345)	(15,960)
Martin Marietta Materials, Inc.	(192)	(15,911)
		(31,871)
Distributors - (0.4%)
LKQ Corp.*	(855)	(15,817)

Diversified Financial Services - (0.9%)
CBOE Holdings, Inc.	(540)	(15,887)
Moody's Corp.	(357)	(15,768)
		(31,655)
Electric Utilities - (1.4%)
ITC Holdings Corp.	(210)	(15,872)
Northeast Utilities	(414)	(15,827)
Southern Co./The	(345)	(15,901)
		(47,600)
Electrical Equipment - (0.9%)
Acuity Brands, Inc.	(249)	(15,759)
Roper Industries, Inc.	(144)	(15,824)
		(31,583)
Electronic Equipment, Instruments & Components - (1.8%)
Amphenol Corp., Class A	(270)	(15,898)
IPG Photonics Corp.*	(276)	(15,815)
National Instruments Corp.	(627)	(15,781)
Trimble Navigation Ltd.*	(330)	(15,728)
		(63,222)
Energy Equipment & Services - (3.2%)
Cameron International Corp.*	(282)	(15,812)
Core Laboratories N.V.	(132)	(16,035)
Dresser-Rand Group, Inc.*	(288)	(15,872)
Dril-Quip, Inc.*	(219)	(15,742)
FMC Technologies, Inc.*	(342)	(15,835)
Oceaneering International, Inc.	(285)	(15,746)
Schlumberger Ltd.	(219)	(15,840)
		(110,882)
Food & Staples Retailing - (1.4%)
Costco Wholesale Corp.	(159)	(15,920)
United Natural Foods, Inc.*	(270)	(15,781)
Whole Foods Market, Inc.	(162)	(15,779)
		(47,480)
Food Products - (2.2%)
Flowers Foods, Inc.	(783)	(15,801)
Hain Celestial Group, Inc./The*	(249)	(15,687)
Hershey Co./The	(225)	(15,950)
McCormick & Co., Inc.	(255)	(15,820)
Mead Johnson Nutrition Co.	(216)	(15,829)
		(79,087)
Gas Utilities - (1.4%)
New Jersey Resources Corp.	(345)	(15,773)
ONEOK, Inc.	(330)	(15,942)
Questar Corp.	(780)	(15,858)
		(47,573)
Health Care Equipment & Supplies - (1.3%)
Align Technology, Inc.*	(429)	(15,860)
Edwards Lifesciences Corp.*	(147)	(15,783)
IDEXX Laboratories, Inc.*	(159)	(15,797)
		(47,440)
Health Care Providers & Services - (0.5%)
AMERIGROUP Corp.*	(174)	(15,909)

Health Care Technology - (0.9%)
athenahealth, Inc.*	(171)	(15,693)
Cerner Corp.*	(204)	(15,791)
		(31,484)
Hotels, Restaurants & Leisure - (2.7%)
Chipotle Mexican Grill, Inc.*	(51)	(16,194)
Domino's Pizza, Inc.	(420)	(15,834)
Marriott International, Inc., Class A	(405)	(15,835)
Panera Bread Co., Class A*	(93)	(15,893)
Starbucks Corp.	(312)	(15,834)
Yum! Brands, Inc.	(240)	(15,922)
		(95,512)
Household Durables - (0.4%)
NVR, Inc.*	(18)	(15,201)

Household Products - (1.3%)
Church & Dwight Co., Inc.	(294)	(15,873)
Clorox Co./The	(219)	(15,779)
Colgate-Palmolive Co.	(147)	(15,761)
		(47,413)
Independent Power Producers & Energy Traders - (0.5%)
Calpine Corp.*	(918)	(15,881)

Insurance - (0.5%)
Arthur J. Gallagher & Co.	(444)	(15,904)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Internet & Catalog Retail - (1.3%)
Amazon.com, Inc.*	(63)	$(16,022)
HSN, Inc.	(321)	(15,745)
priceline.com, Inc.*	(24)	(14,850)
		(46,617)
Internet Software & Services - (2.7%)
CoStar Group, Inc.*	(192)	(15,656)
eBay, Inc.*	(327)	(15,830)
Equinix, Inc.*	(75)	(15,454)
LinkedIn Corp., Class A*	(132)	(15,893)
Rackspace Hosting, Inc.*	(240)	(15,861)
VeriSign, Inc.*	(327)	(15,922)
		(94,616)
IT Services - (2.7%)
Automatic Data Processing, Inc.	(270)	(15,838)
Gartner, Inc.*	(342)	(15,763)
Mastercard, Inc., Class A	(36)	(16,253)
Paychex, Inc.	(477)	(15,880)
Visa, Inc., Class A	(117)	(15,711)
Wright Express Corp.*	(228)	(15,896)
		(95,341)
Leisure Equipment & Products - (0.9%)
Brunswick Corp.	(696)	(15,750)
Polaris Industries, Inc.	(195)	(15,770)
		(31,520)
Life Sciences Tools & Services - (0.5%)
Mettler-Toledo International, Inc.*	(93)	(15,879)

Machinery - (2.7%)
Chart Industries, Inc.*	(216)	(15,952)
CLARCOR, Inc.	(354)	(15,799)
Donaldson Co., Inc.	(456)	(15,828)
Graco, Inc.	(315)	(15,838)
Nordson Corp.	(270)	(15,827)
Pall Corp.	(249)	(15,809)
		(95,053)
Media - (0.5%)
Liberty Media Corp. - Liberty Capital, Class A*	(153)	(15,938)

Metals & Mining - (2.2%)
Allied Nevada Gold Corp.*	(402)	(15,702)
Compass Minerals International, Inc.	(213)	(15,888)
Hecla Mining Co.	(2,397)	(15,700)
Royal Gold, Inc.	(159)	(15,878)
Titanium Metals Corp.	(1,233)	(15,819)
		(78,987)
Multiline Retail - (1.3%)
Dollar General Corp.*	(306)	(15,771)
Dollar Tree, Inc.*	(327)	(15,786)
Family Dollar Stores, Inc.	(240)	(15,912)
		(47,469)
Multi-Utilities - (0.9%)
Dominion Resources, Inc.	(300)	(15,882)
Wisconsin Energy Corp.	(423)	(15,934)
		(31,816)
Oil, Gas & Consumable Fuels - (3.2%)
Cabot Oil & Gas Corp.	(354)	(15,895)
Cheniere Energy, Inc.*	(1,023)	(15,908)
Cobalt International Energy, Inc.*	(711)	(15,834)
Continental Resources, Inc.*	(207)	(15,918)
Range Resources Corp.	(228)	(15,930)
Spectra Energy Corp.	(540)	(15,854)
Williams Cos., Inc./The	(453)	(15,842)
		(111,181)
Paper & Forest Products - (0.4%)
Louisiana-Pacific Corp.*	(1,257)	(15,713)

Personal Products - (0.5%)
Estee Lauder Cos., Inc./The, Class A	(258)	(15,885)

Pharmaceuticals - (1.4%)
Allergan, Inc.	(174)	(15,935)
Perrigo Co.	(135)	(15,683)
Vivus, Inc.*	(891)	(15,877)
		(47,495)
Professional Services - (1.3%)
IHS, Inc., Class A*	(162)	(15,771)
Robert Half International, Inc.	(594)	(15,818)
Verisk Analytics, Inc., Class A*	(333)	(15,854)
		(47,443)
Real Estate Investment Trusts (REITs) - (14.4%)
American Campus Communities, Inc.	(360)	(15,797)
American Tower Corp.	(222)	(15,849)
Apartment Investment & Management Co., Class A	(609)	(15,828)
AvalonBay Communities, Inc.	(117)	(15,911)
Boston Properties, Inc.	(144)	(15,928)
BRE Properties, Inc.	(339)	(15,896)
Camden Property Trust	(246)	(15,865)
CBL & Associates Properties, Inc.	(738)	(15,749)
Digital Realty Trust, Inc.	(228)	(15,926)
Equity Lifestyle Properties, Inc.	(234)	(15,940)
Equity Residential	(276)	(15,878)
Essex Property Trust, Inc.	(108)	(16,010)
Extra Space Storage, Inc.	(477)	(15,860)
Federal Realty Investment Trust	(150)	(15,795)
General Growth Properties, Inc.	(819)	(15,954)
Highwoods Properties, Inc.	(483)	(15,755)
Home Properties, Inc.	(258)	(15,808)
Kilroy Realty Corp.	(354)	(15,852)
Macerich Co./The	(279)	(15,967)
Mid-America Apartment Communities, Inc.	(243)	(15,870)
Plum Creek Timber Co., Inc.	(360)	(15,782)
Post Properties, Inc.	(330)	(15,827)
Public Storage	(114)	(15,865)
Rayonier, Inc.	(321)	(15,732)
Regency Centers Corp.	(324)	(15,788)
Simon Property Group, Inc.	(105)	(15,940)
Taubman Centers, Inc.	(207)	(15,883)
UDR, Inc.	(639)	(15,860)
Vornado Realty Trust	(195)	(15,805)
Washington Real Estate Investment Trust	(585)	(15,690)
Weingarten Realty Investors	(561)	(15,770)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Weyerhaeuser Co.	(603)	$(15,762)
		(507,142)
Road & Rail - (0.4%)
Landstar System, Inc.	(333)	(15,744)

Semiconductors & Semiconductor Equipment - (0.4%)
Cavium, Inc.*	(471)	(15,698)

Software - (6.3%)
ACI Worldwide, Inc.*	(375)	(15,848)
ANSYS, Inc.*	(216)	(15,854)
Aspen Technology, Inc.*	(609)	(15,743)
Citrix Systems, Inc.*	(207)	(15,850)
CommVault Systems, Inc.*	(270)	(15,849)
Concur Technologies, Inc.*	(213)	(15,705)
FactSet Research Systems, Inc.	(165)	(15,909)
Fortinet, Inc.*	(660)	(15,932)
QLIK Technologies, Inc.*	(708)	(15,866)
Red Hat, Inc.*	(279)	(15,886)
Salesforce.com, Inc.*	(105)	(16,033)
SolarWinds, Inc.*	(288)	(16,053)
Ultimate Software Group, Inc.*	(156)	(15,928)
VMware, Inc., Class A*	(165)	(15,962)
		(222,418)
Specialty Retail - (3.6%)
Dick's Sporting Goods, Inc.	(306)	(15,866)
PetSmart, Inc.	(231)	(15,934)
Ross Stores, Inc.	(246)	(15,892)
Sally Beauty Holdings, Inc.*	(630)	(15,807)
TJX Cos., Inc.	(354)	(15,856)
Tractor Supply Co.	(162)	(16,020)
Ulta Salon Cosmetics & Fragrance, Inc.	(165)	(15,890)
Urban Outfitters, Inc.*	(423)	(15,888)
		(127,153)
Textiles, Apparel & Luxury Goods - (0.5%)
Under Armour, Inc., Class A*	(285)	(15,912)

Tobacco - (0.9%)
Altria Group, Inc.	(474)	(15,827)
Philip Morris International, Inc.	(177)	(15,919)
		(31,746)
Trading Companies & Distributors - (1.8%)
Fastenal Co.	(369)	(15,863)
MSC Industrial Direct Co., Inc., Class A	(234)	(15,786)
W.W. Grainger, Inc.	(75)	(15,628)
Watsco, Inc.	(210)	(15,916)
		(63,193)
Water Utilities - (0.4%)
Aqua America, Inc.	(639)	(15,822)

Wireless Telecommunication Services - (0.9%)
Crown Castle International Corp.*	(246)	(15,768)
SBA Communications Corp., Class A*	(252)	(15,851)
		(31,619)

Total Securities Sold Short
(Proceeds Received $3,039,824)		(3,167,369)
Other assets less liabilities — 100.0%		3,517,451
Net Assets — 100.0%		$3,517,282

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2012, the aggregate amount held in a segregated account was $2,524,539.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$251,457
Aggregate gross unrealized depreciation	(403,752)
Net unrealized depreciation	$(152,295)
Federal income tax cost of investments	$152,126

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2012 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
310,386	USD	10/03/2013	Morgan Stanley	0.66%	Dow Jones U.S. Thematic Market Neutral Value Index	$39,347
(345,860	)USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index	(0.04)%	(5,374)
						$33,973

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral High Beta Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 90.1%
Airlines - 0.9%
JetBlue Airways Corp.*(a)	4,492	$21,517
US Airways Group, Inc.*(a)	2,072	21,673
		43,190
Auto Components - 3.6%
BorgWarner, Inc.*(a)	316	21,839
Dana Holding Corp.(a)	1,748	21,500
Gentex Corp.(a)	1,272	21,637
Goodyear Tire & Rubber Co./The*(a)	1,780	21,698
Johnson Controls, Inc.(a)	792	21,701
Tenneco, Inc.*	776	21,728
TRW Automotive Holdings Corp.*	496	21,680
Visteon Corp.*	488	21,696
		173,479
Automobiles - 0.9%
Ford Motor Co.(a)	2,200	21,692
Harley-Davidson, Inc.(a)	512	21,693
		43,385
Biotechnology - 0.9%
Alkermes plc*	1,040	21,580
Onyx Pharmaceuticals, Inc.*	256	21,632
		43,212
Building Products - 1.8%
Lennox International, Inc.(a)	448	21,665
Masco Corp.	1,436	21,612
Owens Corning*(a)	648	21,682
USG Corp.*	988	21,687
		86,646
Capital Markets - 5.4%
Affiliated Managers Group, Inc.*(a)	176	21,648
Ameriprise Financial, Inc.(a)	384	21,769
Charles Schwab Corp./The	1,696	21,692
E*TRADE Financial Corp.*(a)	2,468	21,743
Eaton Vance Corp.(a)	748	21,662
Invesco Ltd.(a)	868	21,691
Jefferies Group, Inc.(a)	1,596	21,849
Legg Mason, Inc.(a)	880	21,719
Morgan Stanley(a)	1,292	21,628
Raymond James Financial, Inc.	592	21,697
T. Rowe Price Group, Inc.	344	21,775
Waddell & Reed Financial, Inc., Class A	660	21,628
		260,501
Chemicals - 0.9%
Huntsman Corp.(a)	1,456	21,738
Rockwood Holdings, Inc.	464	21,622
		43,360
Commercial Banks - 2.7%
Huntington Bancshares, Inc./OH(a)	3,156	21,776
Popular, Inc.*(a)	1,252	21,822
Regions Financial Corp.	3,008	21,688
SunTrust Banks, Inc.	768	21,711
Webster Financial Corp.	912	21,615
Zions Bancorp	1,052	21,729
		130,341
Communications Equipment - 2.3%
Ciena Corp.*(a)	1,608	21,869
F5 Networks, Inc.*(a)	208	21,778
JDS Uniphase Corp.*(a)	1,748	21,649
Juniper Networks, Inc.*(a)	1,264	21,627
Riverbed Technology, Inc.*	928	21,594
		108,517
Construction & Engineering - 0.9%
Foster Wheeler AG*(a)	900	21,564
KBR, Inc.(a)	724	21,590
		43,154
Containers & Packaging - 0.5%
Owens-Illinois, Inc.*(a)	1,160	21,762

Diversified Consumer Services - 0.9%
Sotheby's(a)	688	21,672
Weight Watchers International, Inc.	408	21,542
		43,214
Diversified Financial Services - 1.4%
Bank of America Corp.(a)	2,456	21,687
Citigroup, Inc.(a)	660	21,595
Leucadia National Corp.(a)	952	21,658
		64,940
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc.*(a)	940	21,592

Electric Utilities - 0.9%
Great Plains Energy, Inc.	976	21,726
UNS Energy Corp.	516	21,599
		43,325
Electrical Equipment - 2.2%
Acuity Brands, Inc.	340	21,519
EnerSys, Inc.*(a)	612	21,597
General Cable Corp.*(a)	740	21,741
GrafTech International Ltd.*(a)	2,408	21,648
Rockwell Automation, Inc.	312	21,700
		108,205
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc.*(a)	640	21,575
IPG Photonics Corp.*	380	21,774
Jabil Circuit, Inc.(a)	1,156	21,640
Vishay Intertechnology, Inc.*	2,200	21,626
		86,615
Energy Equipment & Services - 4.5%
Baker Hughes, Inc.(a)	480	21,710
CARBO Ceramics, Inc.	344	21,645
Halliburton Co.(a)	644	21,696
Helix Energy Solutions Group, Inc.*(a)	1,172	21,412
Helmerich & Payne, Inc.(a)	452	21,520
Nabors Industries Ltd.*(a)	1,536	21,550
National Oilwell Varco, Inc.(a)	268	21,470
Oil States International, Inc.*(a)	272	21,613
Patterson-UTI Energy, Inc.(a)	1,364	21,606
Weatherford International Ltd.*	1,712	21,708
		215,930
Gas Utilities - 1.3%
National Fuel Gas Co.(a)	400	21,616
Piedmont Natural Gas Co., Inc.(a)	664	21,567
WGL Holdings, Inc.	536	21,574
		64,757

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral High Beta Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Health Care Equipment & Supplies - 0.5%
Alere, Inc.*(a)	1,112	$21,673

Health Care Providers & Services - 4.9%
AMERIGROUP Corp.*(a)	236	21,577
Brookdale Senior Living, Inc.*(a)	936	21,734
Centene Corp.*(a)	584	21,847
Community Health Systems, Inc.*(a)	740	21,564
Express Scripts Holding Co.*	344	21,559
Health Management Associates, Inc., Class A*(a)	2,580	21,646
Health Net, Inc.*(a)	960	21,610
HealthSouth Corp.*(a)	900	21,654
Tenet Healthcare Corp.*	3,408	21,368
Universal Health Services, Inc., Class B	472	21,585
WellCare Health Plans, Inc.*	384	21,715
		237,859
Hotels, Restaurants & Leisure - 4.0%
Gaylord Entertainment Co.*(a)	544	21,504
Hyatt Hotels Corp., Class A*(a)	536	21,521
Marriott International, Inc., Class A(a)	552	21,583
MGM Resorts International*(a)	2,012	21,629
Royal Caribbean Cruises Ltd.	716	21,630
Starwood Hotels & Resorts Worldwide, Inc.(a)	376	21,793
Vail Resorts, Inc.	376	21,676
Wyndham Worldwide Corp.	412	21,622
Wynn Resorts Ltd.	188	21,703
		194,661
Household Durables - 1.8%
Harman International Industries, Inc.(a)	468	21,603
MDC Holdings, Inc.(a)	564	21,720
PulteGroup, Inc.*(a)	1,400	21,700
Tempur-Pedic International, Inc.*	724	21,640
		86,663
Independent Power Producers & Energy Traders - 1.4%
AES Corp./The*(a)	1,984	21,765
GenOn Energy, Inc.*(a)	8,500	21,505
NRG Energy, Inc.(a)	1,016	21,732
		65,002
Insurance - 5.4%
Aflac, Inc.(a)	452	21,642
American International Group, Inc.*(a)	660	21,641
Assured Guaranty Ltd.(a)	1,596	21,738
CNO Financial Group, Inc.(a)	2,224	21,462
Genworth Financial, Inc., Class A*(a)	4,132	21,610
Hartford Financial Services Group, Inc.(a)	1,108	21,539
Lincoln National Corp.(a)	892	21,577
MBIA, Inc.*	2,136	21,638
MetLife, Inc.(a)	628	21,641
Principal Financial Group, Inc.(a)	804	21,660
Protective Life Corp.(a)	824	21,597
Prudential Financial, Inc.(a)	396	21,586
		259,331
IT Services - 0.4%
Lender Processing Services, Inc.(a)	776	21,643

Leisure Equipment & Products - 0.4%
Brunswick Corp.(a)	956	21,634

Life Sciences Tools & Services - 0.5%
PAREXEL International Corp.*	708	21,778

Machinery - 5.9%
AGCO Corp.*(a)	456	21,651
Cummins, Inc.(a)	236	21,762
Ingersoll-Rand plc(a)	480	21,514
Joy Global, Inc.(a)	388	21,751
Manitowoc Co., Inc./The(a)	1,628	21,717
Navistar International Corp.*(a)	1,032	21,765
Nordson Corp.(a)	368	21,572
Oshkosh Corp.*(a)	792	21,725
Robbins & Myers, Inc.	364	21,694
Terex Corp.*	964	21,767
Timken Co.	588	21,850
Trinity Industries, Inc.	724	21,698
WABCO Holdings, Inc.*	380	21,915
		282,381
Media - 2.7%
CBS Corp., Class B(a)	600	21,798
DreamWorks Animation SKG, Inc., Class A*	1,128	21,691
Gannett Co., Inc.(a)	1,224	21,726
Interpublic Group of Cos., Inc./The(a)	1,956	21,751
Live Nation Entertainment, Inc.*(a)	2,516	21,663
Omnicom Group, Inc.(a)	420	21,655
		130,284
Metals & Mining - 2.3%
Allegheny Technologies, Inc.(a)	680	21,692
Cliffs Natural Resources, Inc.(a)	556	21,756
Molycorp, Inc.*	1,884	21,666
Steel Dynamics, Inc.	1,924	21,607
United States Steel Corp.	1,132	21,587
		108,308
Multiline Retail - 0.9%
Saks, Inc.*	2,112	21,775
Sears Holdings Corp.*	392	21,752
		43,527
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	1,020	21,726
TECO Energy, Inc.	1,224	21,714
		43,440
Oil, Gas & Consumable Fuels - 4.1%
Alpha Natural Resources, Inc.*(a)	3,288	21,602
Arch Coal, Inc.(a)	3,436	21,750
Cobalt International Energy, Inc.*	972	21,647
Denbury Resources, Inc.*(a)	1,340	21,654
Peabody Energy Corp.(a)	972	21,666
Rosetta Resources, Inc.*	448	21,459
SandRidge Energy, Inc.*	3,112	21,691
Spectra Energy Corp.	740	21,726
Whiting Petroleum Corp.*	456	21,605
		194,800
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.*	1,716	21,450

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral High Beta Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Pharmaceuticals - 1.4%
Mylan, Inc.*(a)	888	$21,667
Salix Pharmaceuticals Ltd.*	512	21,678
Warner Chilcott plc, Class A	1,604	21,654
		64,999
Professional Services - 0.9%
Manpower, Inc.(a)	588	21,638
Robert Half International, Inc.	812	21,624
		43,262
Real Estate Investment Trusts (REITs) - 1.8%
CBL & Associates Properties, Inc.(a)	1,008	21,511
DiamondRock Hospitality Co.(a)	2,248	21,648
Host Hotels & Resorts, Inc.(a)	1,348	21,636
LaSalle Hotel Properties(a)	812	21,672
		86,467
Real Estate Management & Development - 1.4%
CBRE Group, Inc., Class A*(a)	1,180	21,724
Forest City Enterprises, Inc., Class A*(a)	1,372	21,746
Jones Lang LaSalle, Inc.(a)	284	21,683
		65,153
Road & Rail - 1.3%
Avis Budget Group, Inc.*(a)	1,396	21,471
Con-way, Inc.(a)	792	21,677
Hertz Global Holdings, Inc.*(a)	1,584	21,748
		64,896
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc.*(a)	6,396	21,555
Atmel Corp.*(a)	4,112	21,629
Cavium, Inc.*(a)	644	21,464
Cypress Semiconductor Corp.*(a)	2,016	21,611
Fairchild Semiconductor International, Inc.*(a)	1,644	21,569
International Rectifier Corp.*(a)	1,288	21,497
Lam Research Corp.*(a)	680	21,614
Microsemi Corp.*(a)	1,068	21,435
NVIDIA Corp.*(a)	1,620	21,611
ON Semiconductor Corp.*(a)	3,544	21,866
Skyworks Solutions, Inc.*	916	21,586
Teradyne, Inc.*	1,524	21,671
		259,108
Software - 1.8%
Autodesk, Inc.*(a)	648	21,624
Citrix Systems, Inc.*(a)	284	21,746
Parametric Technology Corp.*(a)	988	21,538
Salesforce.com, Inc.*(a)	140	21,377
		86,285
Specialty Retail - 2.3%
Abercrombie & Fitch Co., Class A(a)	636	21,573
ANN, Inc.*	572	21,582
Ascena Retail Group, Inc.*	1,016	21,793
Guess?, Inc.(a)	852	21,658
Williams-Sonoma, Inc.	492	21,633
		108,239
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.(a)	388	21,736
Deckers Outdoor Corp.*	592	21,691
Fossil, Inc.*(a)	256	21,683
Under Armour, Inc., Class A*	388	21,662
		86,772
Trading Companies & Distributors - 0.9%
United Rentals, Inc.*	664	21,719
WESCO International, Inc.*	380	21,736
		43,455
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.*	3,900	21,528

Total Common Stocks Held Long
(Cost $4,430,008)		4,330,723

Securities Sold Short - (90.1%)
Aerospace & Defense - (2.7%)
Alliant Techsystems, Inc.	(432)	(21,648)
General Dynamics Corp.	(328)	(21,687)
Lockheed Martin Corp.	(232)	(21,664)
Raytheon Co.	(380)	(21,721)
Rockwell Collins, Inc.	(404)	(21,671)
TransDigm Group, Inc.*	(152)	(21,564)
		(129,955)
Air Freight & Logistics - (0.9%)
C.H. Robinson Worldwide, Inc.	(368)	(21,547)
United Parcel Service, Inc., Class B	(304)	(21,757)
		(43,304)
Beverages - (0.9%)
Dr. Pepper Snapple Group, Inc.	(484)	(21,553)
PepsiCo, Inc.	(308)	(21,797)
		(43,350)
Biotechnology - (2.2%)
Alexion Pharmaceuticals, Inc.*	(188)	(21,507)
Amgen, Inc.	(256)	(21,586)
BioMarin Pharmaceutical, Inc.*	(540)	(21,746)
Celgene Corp.*	(284)	(21,698)
Regeneron Pharmaceuticals, Inc.*	(140)	(21,372)
		(107,909)
Chemicals - (3.6%)
Airgas, Inc.	(264)	(21,727)
Ecolab, Inc.	(336)	(21,776)
International Flavors & Fragrances, Inc.	(364)	(21,687)
Olin Corp.	(992)	(21,556)
Praxair, Inc.	(208)	(21,607)
Sherwin-Williams Co./The	(144)	(21,443)
Sigma-Aldrich Corp.	(300)	(21,591)
Valspar Corp.	(384)	(21,543)
		(172,930)
Commercial Services & Supplies - (4.1%)
Avery Dennison Corp.	(684)	(21,765)
Copart, Inc.*	(784)	(21,740)
Corrections Corp. of America	(648)	(21,676)
Covanta Holding Corp.	(1,260)	(21,621)
Iron Mountain, Inc.	(636)	(21,694)
Republic Services, Inc.	(792)	(21,788)
Stericycle, Inc.*	(240)	(21,725)
Waste Connections, Inc.	(724)	(21,901)
Waste Management, Inc.	(676)	(21,686)
		(195,596)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral High Beta Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Communications Equipment - (0.9%)
Brocade Communications Systems, Inc.*	(3,616)	$(21,389)
Motorola Solutions, Inc.	(428)	(21,635)
		(43,024)
Computers & Peripherals - (0.4%)
Apple, Inc.	(32)	(21,352)

Construction & Engineering - (0.9%)
Quanta Services, Inc.*	(876)	(21,637)
Shaw Group, Inc./The*	(496)	(21,636)
		(43,273)
Construction Materials - (0.5%)
Martin Marietta Materials, Inc.	(264)	(21,878)

Containers & Packaging - (2.3%)
AptarGroup, Inc.	(420)	(21,718)
Ball Corp.	(512)	(21,663)
Bemis Co., Inc.	(688)	(21,651)
Crown Holdings, Inc.*	(592)	(21,756)
Sonoco Products Co.	(700)	(21,693)
		(108,481)
Diversified Financial Services - (0.4%)
CBOE Holdings, Inc.	(736)	(21,653)

Diversified Telecommunication Services - (1.4%)
AT&T, Inc.	(576)	(21,715)
CenturyLink, Inc.	(536)	(21,655)
Verizon Communications, Inc.	(476)	(21,691)
		(65,061)
Electric Utilities - (2.3%)
Duke Energy Corp.	(335)	(21,708)
Entergy Corp.	(312)	(21,622)
OGE Energy Corp.	(392)	(21,740)
Southern Co./The	(472)	(21,754)
Xcel Energy, Inc.	(784)	(21,725)
		(108,549)
Electronic Equipment, Instruments & Components - (0.4%)
Ingram Micro, Inc., Class A*	(1,416)	(21,566)

Energy Equipment & Services - (2.7%)
Bristow Group, Inc.	(428)	(21,636)
Core Laboratories N.V.	(180)	(21,866)
Diamond Offshore Drilling, Inc.	(328)	(21,586)
Dresser-Rand Group, Inc.*	(396)	(21,824)
SEACOR Holdings, Inc.*	(256)	(21,340)
Tidewater, Inc.	(444)	(21,547)
		(129,799)
Food & Staples Retailing - (2.7%)
Costco Wholesale Corp.	(216)	(21,627)
CVS Caremark Corp.	(448)	(21,692)
Kroger Co./The	(920)	(21,657)
Sysco Corp.	(692)	(21,639)
Walgreen Co.	(596)	(21,718)
Wal-Mart Stores, Inc.	(292)	(21,550)
		(129,883)
Food Products - (5.0%)
Campbell Soup Co.	(624)	(21,728)
Flowers Foods, Inc.	(1,072)	(21,633)
General Mills, Inc.	(544)	(21,678)
H.J. Heinz Co.	(388)	(21,709)
Hershey Co./The	(308)	(21,834)
Hormel Foods Corp.	(740)	(21,638)
JM Smucker Co./The	(252)	(21,755)
Kellogg Co.	(420)	(21,697)
McCormick & Co., Inc.	(348)	(21,590)
Ralcorp Holdings, Inc.*	(296)	(21,608)
TreeHouse Foods, Inc.*	(412)	(21,630)
		(238,500)
Health Care Equipment & Supplies - (0.9%)
C.R. Bard, Inc.	(208)	(21,767)
ResMed, Inc.	(532)	(21,530)
		(43,297)
Health Care Providers & Services - (0.9%)
DaVita, Inc.*	(208)	(21,551)
HCA Holdings, Inc.	(648)	(21,546)
		(43,097)
Health Care Technology - (0.9%)
Allscripts Healthcare Solutions, Inc.*	(1,716)	(21,330)
Cerner Corp.*	(280)	(21,675)
		(43,005)
Hotels, Restaurants & Leisure - (0.9%)
McDonald's Corp.	(236)	(21,653)
Wendy's Co./The	(4,760)	(21,658)
		(43,311)
Household Products - (1.8%)
Church & Dwight Co., Inc.	(404)	(21,812)
Clorox Co./The	(300)	(21,615)
Colgate-Palmolive Co.	(200)	(21,444)
Kimberly-Clark Corp.	(252)	(21,616)
		(86,487)
Insurance - (9.5%)
Alleghany Corp.*	(64)	(22,076)
Allied World Assurance Co. Holdings AG	(280)	(21,630)
Arch Capital Group Ltd.*	(520)	(21,674)
Arthur J. Gallagher & Co.	(604)	(21,635)
Aspen Insurance Holdings Ltd.	(708)	(21,587)
Axis Capital Holdings Ltd.	(620)	(21,650)
Chubb Corp./The	(284)	(21,664)
Cincinnati Financial Corp.	(572)	(21,673)
Endurance Specialty Holdings Ltd.	(560)	(21,560)
Everest Re Group Ltd.	(204)	(21,820)
Fidelity National Financial, Inc., Class A	(1,016)	(21,732)
Hanover Insurance Group, Inc./The	(580)	(21,611)
HCC Insurance Holdings, Inc.	(640)	(21,690)
Markel Corp.*	(48)	(22,007)
PartnerRe Ltd.	(292)	(21,690)
ProAssurance Corp.	(240)	(21,706)
RenaissanceRe Holdings Ltd.	(280)	(21,571)
Travelers Cos., Inc./The	(316)	(21,570)
Validus Holdings Ltd.	(640)	(21,702)
W.R. Berkley Corp.	(576)	(21,594)
Willis Group Holdings plc	(588)	(21,709)
		(455,551)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral High Beta Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Internet & Catalog Retail - (0.5%)
Expedia, Inc.	(376)	$(21,748)

Internet Software & Services - (1.3%)
AOL, Inc.*	(612)	(21,561)
IAC/InterActiveCorp	(416)	(21,657)
VeriSign, Inc.*	(444)	(21,618)
		(64,836)
IT Services - (3.6%)
Amdocs Ltd.	(660)	(21,774)
Automatic Data Processing, Inc.	(368)	(21,587)
Broadridge Financial Solutions, Inc.	(924)	(21,557)
Gartner, Inc.*	(468)	(21,570)
Genpact Ltd.	(1,296)	(21,617)
International Business Machines Corp.	(104)	(21,575)
Paychex, Inc.	(652)	(21,705)
SAIC, Inc.	(1,784)	(21,479)
		(172,864)
Marine - (0.4%)
Kirby Corp.*	(392)	(21,670)

Media - (0.9%)
Charter Communications, Inc., Class A*	(288)	(21,620)
Madison Square Garden Co./The, Class A*	(540)	(21,746)
		(43,366)
Metals & Mining - (1.8%)
Allied Nevada Gold Corp.*	(552)	(21,561)
Compass Minerals International, Inc.	(288)	(21,482)
Newmont Mining Corp.	(388)	(21,732)
Royal Gold, Inc.	(216)	(21,570)
		(86,345)
Multiline Retail - (2.7%)
Big Lots, Inc.*	(736)	(21,771)
Dollar General Corp.*	(420)	(21,647)
Dollar Tree, Inc.*	(448)	(21,627)
Family Dollar Stores, Inc.	(328)	(21,746)
Kohl's Corp.	(424)	(21,717)
Target Corp.	(340)	(21,580)
		(130,088)
Multi-Utilities - (3.2%)
Consolidated Edison, Inc.	(364)	(21,800)
Dominion Resources, Inc.	(408)	(21,600)
MDU Resources Group, Inc.	(980)	(21,599)
NiSource, Inc.	(852)	(21,709)
PG&E Corp.	(508)	(21,676)
Sempra Energy	(336)	(21,669)
Wisconsin Energy Corp.	(576)	(21,698)
		(151,751)
Oil, Gas & Consumable Fuels - (3.6%)
Cabot Oil & Gas Corp.	(484)	(21,732)
Chevron Corp.	(184)	(21,447)
ConocoPhillips	(380)	(21,728)
Energen Corp.	(416)	(21,803)
EQT Corp.	(364)	(21,476)
Exxon Mobil Corp.	(236)	(21,582)
Kinder Morgan, Inc.	(608)	(21,596)
Williams Cos., Inc./The	(620)	(21,681)
		(173,045)
Pharmaceuticals - (4.1%)
Abbott Laboratories	(316)	(21,665)
Allergan, Inc.	(236)	(21,613)
Bristol-Myers Squibb Co.	(640)	(21,600)
Eli Lilly & Co.	(456)	(21,619)
Forest Laboratories, Inc.*	(608)	(21,651)
Hospira, Inc.*	(664)	(21,792)
Johnson & Johnson	(316)	(21,776)
Perrigo Co.	(188)	(21,840)
Watson Pharmaceuticals, Inc.*	(252)	(21,460)
		(195,016)
Professional Services - (1.8%)
IHS, Inc., Class A*	(224)	(21,806)
Nielsen Holdings N.V.*	(720)	(21,586)
Towers Watson & Co., Class A	(408)	(21,644)
Verisk Analytics, Inc., Class A*	(452)	(21,520)
		(86,556)
Real Estate Investment Trusts (REITs) - (7.2%)
American Campus Communities, Inc.	(496)	(21,764)
American Capital Agency Corp.	(628)	(21,723)
American Tower Corp.	(304)	(21,703)
Annaly Capital Management, Inc.	(1,288)	(21,690)
AvalonBay Communities, Inc.	(160)	(21,758)
Camden Property Trust	(336)	(21,669)
Chimera Investment Corp.	(7,976)	(21,615)
Digital Realty Trust, Inc.	(312)	(21,793)
Equity Lifestyle Properties, Inc.	(320)	(21,798)
Federal Realty Investment Trust	(204)	(21,481)
Hatteras Financial Corp.	(768)	(21,650)
MFA Financial, Inc.	(2,544)	(21,624)
Mid-America Apartment Communities, Inc.	(332)	(21,683)
National Retail Properties, Inc.	(704)	(21,472)
Senior Housing Properties Trust	(992)	(21,606)
Starwood Property Trust, Inc.	(924)	(21,501)
		(346,530)
Road & Rail - (0.4%)
J.B. Hunt Transport Services, Inc.	(412)	(21,440)

Semiconductors & Semiconductor Equipment - (0.4%)
Marvell Technology Group Ltd.	(2,352)	(21,521)

Software - (3.1%)
Adobe Systems, Inc.*	(668)	(21,683)
ANSYS, Inc.*	(296)	(21,726)
BMC Software, Inc.*	(520)	(21,575)
Intuit, Inc.	(368)	(21,668)
Microsoft Corp.	(728)	(21,680)
Solera Holdings, Inc.	(492)	(21,584)
Synopsys, Inc.*	(656)	(21,661)
		(151,577)
Specialty Retail - (3.6%)
Advance Auto Parts, Inc.	(316)	(21,627)
AutoZone, Inc.*	(60)	(22,180)
Lowe's Cos., Inc.	(716)	(21,652)
O'Reilly Automotive, Inc.*	(260)	(21,741)
Ross Stores, Inc.	(336)	(21,706)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral High Beta Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Sally Beauty Holdings, Inc.*	(864)	$(21,678)
TJX Cos., Inc.	(484)	(21,678)
Tractor Supply Co.	(220)	(21,756)
		(174,018)
Thrifts & Mortgage Finance - (0.5%)
Capitol Federal Financial, Inc.	(1,820)	(21,767)

Tobacco - (1.3%)
Altria Group, Inc.	(648)	(21,636)
Lorillard, Inc.	(184)	(21,427)
Reynolds American, Inc.	(500)	(21,670)
		(64,733)
Water Utilities - (0.5%)
American Water Works Co., Inc.	(588)	(21,791)

Total Securities Sold Short
(Proceeds Received $4,255,383)		(4,331,473)
Other assets less liabilities — 100.0%		4,810,183
Net Assets — 100.0%		$4,809,433

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2012, the aggregate amount held in a segregated account was $3,171,190.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$244,971
Aggregate gross unrealized depreciation	(532,447)
Net unrealized depreciation	$(287,476)
Federal income tax cost of investments	$286,726

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
415,803	USD	10/03/2013	Morgan Stanley	0.66%	Dow Jones U.S. Thematic Market Neutral High Beta Index	$61,803
(461,366	)USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral High Beta Index	(0.04)%	(19,709)
						$42,094

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 90.0%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc.	550	$27,560
Esterline Technologies Corp.*	490	27,509
Exelis, Inc.	2,670	27,608
Hexcel Corp.*	1,150	27,623
Teledyne Technologies, Inc.*(a)	435	27,575
		137,875
Airlines - 0.9%
Alaska Air Group, Inc.*	785	27,522
US Airways Group, Inc.*(a)	2,645	27,667
		55,189
Auto Components - 2.3%
Dana Holding Corp.	2,230	27,429
Gentex Corp.	1,620	27,556
Goodyear Tire & Rubber Co./The*	2,270	27,671
Tenneco, Inc.*(a)	990	27,720
Visteon Corp.*(a)	625	27,788
		138,164
Biotechnology - 1.4%
Alkermes plc*	1,325	27,494
Cepheid, Inc.*	805	27,780
Myriad Genetics, Inc.*	1,025	27,665
		82,939
Building Products - 0.9%
A.O. Smith Corp.(a)	480	27,619
Lennox International, Inc.	570	27,565
		55,184
Capital Markets - 1.3%
Federated Investors, Inc., Class B	1,335	27,621
Stifel Financial Corp.*(a)	820	27,552
Waddell & Reed Financial, Inc., Class A	840	27,527
		82,700
Chemicals - 1.4%
Cabot Corp.	755	27,610
Intrepid Potash, Inc.*	1,290	27,709
Scotts Miracle-Gro Co./The, Class A(a)	640	27,821
		83,140
Commercial Banks - 5.4%
Associated Banc-Corp	2,100	27,657
Bank of Hawaii Corp.	605	27,600
CapitalSource, Inc.	3,660	27,743
City National Corp./CA	535	27,558
First Horizon National Corp.	2,850	27,445
Fulton Financial Corp.	2,810	27,707
Popular, Inc.*(a)	1,595	27,801
Prosperity Bancshares, Inc.(a)	645	27,490
SVB Financial Group*(a)	455	27,509
TCF Financial Corp.(a)	2,310	27,581
Valley National Bancorp(a)	2,755	27,605
Webster Financial Corp.	1,160	27,492
		331,188
Commercial Services & Supplies - 0.9%
Covanta Holding Corp.	1,605	27,542
R.R. Donnelley & Sons Co.	2,605	27,613
		55,155
Communications Equipment - 2.2%
Aruba Networks, Inc.*	1,230	27,657
Brocade Communications Systems, Inc.*	4,615	27,298
JDS Uniphase Corp.*	2,230	27,618
Polycom, Inc.*(a)	2,795	27,587
ViaSat, Inc.*(a)	740	27,661
		137,821
Computers & Peripherals - 0.4%
Diebold, Inc.	815	27,474

Construction & Engineering - 0.9%
EMCOR Group, Inc.	960	27,398
Foster Wheeler AG*	1,150	27,554
		54,952
Construction Materials - 0.5%
Eagle Materials, Inc.	600	27,756

Containers & Packaging - 0.5%
Greif, Inc., Class A	625	27,613

Diversified Consumer Services - 0.9%
Sotheby's(a)	880	27,720
Weight Watchers International, Inc.	520	27,456
		55,176
Diversified Financial Services - 0.5%
CBOE Holdings, Inc.	940	27,655

Diversified Telecommunication Services - 0.4%
tw telecom, inc.*(a)	1,055	27,504

Electric Utilities - 2.3%
Cleco Corp.	660	27,707
Great Plains Energy, Inc.	1,245	27,714
Hawaiian Electric Industries, Inc.	1,050	27,625
IDACORP, Inc.	635	27,476
Portland General Electric Co.	1,020	27,581
		138,103
Electrical Equipment - 0.4%
Polypore International, Inc.*(a)	780	27,573

Electronic Equipment, Instruments & Components - 2.2%
Anixter International, Inc.	480	27,581
FEI Co.	510	27,285
Ingram Micro, Inc., Class A*	1,805	27,490
Tech Data Corp.*(a)	610	27,633
Universal Display Corp.*	800	27,504
		137,493
Energy Equipment & Services - 4.0%
CARBO Ceramics, Inc.(a)	435	27,370
Dril-Quip, Inc.*	380	27,314
Helix Energy Solutions Group, Inc.*	1,495	27,314
Lufkin Industries, Inc.	510	27,448
McDermott International, Inc.*(a)	2,260	27,617
Patterson-UTI Energy, Inc.	1,745	27,641
SEACOR Holdings, Inc.*(a)	330	27,509
Tidewater, Inc.(a)	570	27,662
Unit Corp.*(a)	665	27,598
		247,473
Food & Staples Retailing - 1.4%
Casey's General Stores, Inc.	485	27,713

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Harris Teeter Supermarkets, Inc.	710	$27,576
United Natural Foods, Inc.*(a)	470	27,472
		82,761
Food Products - 2.3%
Darling International, Inc.*	1,510	27,618
Dean Foods Co.*	1,705	27,877
Flowers Foods, Inc.	1,370	27,646
Hain Celestial Group, Inc./The*	435	27,405
TreeHouse Foods, Inc.*(a)	530	27,825
		138,371
Gas Utilities - 1.4%
Atmos Energy Corp.	775	27,737
Piedmont Natural Gas Co., Inc.(a)	850	27,608
WGL Holdings, Inc.	685	27,571
		82,916
Health Care Equipment & Supplies - 1.4%
Hill-Rom Holdings, Inc.	950	27,607
STERIS Corp.(a)	775	27,489
Thoratec Corp.*(a)	800	27,680
		82,776
Health Care Providers & Services - 4.0%
Centene Corp.*	745	27,870
Community Health Systems, Inc.*	945	27,537
Health Management Associates, Inc., Class A*	3,295	27,645
Health Net, Inc.*	1,225	27,575
HealthSouth Corp.*	1,150	27,669
LifePoint Hospitals, Inc.*	640	27,379
Owens & Minor, Inc.(a)	920	27,490
Tenet Healthcare Corp.*(a)	4,350	27,274
WellCare Health Plans, Inc.*	490	27,710
		248,149
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc.*(a)	2,195	27,284

Hotels, Restaurants & Leisure - 4.1%
Bally Technologies, Inc.*	560	27,658
Brinker International, Inc.	785	27,711
Cheesecake Factory, Inc./The	775	27,706
Domino's Pizza, Inc.	735	27,710
Gaylord Entertainment Co.*	695	27,473
Life Time Fitness, Inc.*	605	27,673
Six Flags Entertainment Corp.(a)	470	27,636
Vail Resorts, Inc.	480	27,672
Wendy's Co./The	6,080	27,664
		248,903
Household Durables - 0.9%
Harman International Industries, Inc.	595	27,465
Tempur-Pedic International, Inc.*	920	27,499
		54,964
Independent Power Producers & Energy Traders - 0.4%
GenOn Energy, Inc.*	10,845	27,438

Insurance - 3.1%
Aspen Insurance Holdings Ltd.	905	27,593
Assured Guaranty Ltd.	2,035	27,717
CNO Financial Group, Inc.	2,835	27,358
MBIA, Inc.*	2,725	27,604
Old Republic International Corp.(a)	2,975	27,667
ProAssurance Corp.(a)	305	27,584
Protective Life Corp.(a)	1,050	27,521
		193,044
Internet & Catalog Retail - 0.4%
HSN, Inc.	560	27,468

IT Services - 1.3%
DST Systems, Inc.	485	27,432
NeuStar, Inc., Class A*(a)	690	27,621
Wright Express Corp.*(a)	395	27,539
		82,592
Leisure Equipment & Products - 0.4%
Brunswick Corp.	1,215	27,495

Machinery - 4.5%
Actuant Corp., Class A	965	27,618
Chart Industries, Inc.*	375	27,694
CLARCOR, Inc.	620	27,671
Harsco Corp.	1,345	27,613
ITT Corp.	1,375	27,706
Middleby Corp.*(a)	240	27,754
Oshkosh Corp.*(a)	1,010	27,704
Robbins & Myers, Inc.(a)	465	27,714
Terex Corp.*(a)	1,230	27,773
Trinity Industries, Inc.	920	27,572
		276,819
Media - 1.8%
Cinemark Holdings, Inc.	1,230	27,589
Live Nation Entertainment, Inc.*	3,210	27,638
Regal Entertainment Group, Class A(a)	1,965	27,648
Washington Post Co./The, Class B	75	27,227
		110,102
Metals & Mining - 2.3%
Carpenter Technology Corp.	530	27,730
Coeur d'Alene Mines Corp.*	960	27,677
Compass Minerals International, Inc.(a)	370	27,598
Titanium Metals Corp.(a)	2,155	27,649
Walter Energy, Inc.(a)	855	27,753
		138,407
Multiline Retail - 0.5%
Big Lots, Inc.*	940	27,805

Multi-Utilities - 0.4%
Vectren Corp.(a)	965	27,599

Oil, Gas & Consumable Fuels - 2.7%
Berry Petroleum Co., Class A	680	27,628
Kodiak Oil & Gas Corp.*	2,960	27,706
McMoRan Exploration Co.*(a)	2,355	27,671
Oasis Petroleum, Inc.*(a)	935	27,554
Rosetta Resources, Inc.*(a)	575	27,543
Teekay Corp.(a)	885	27,612
		165,714
Paper & Forest Products - 0.9%
Domtar Corp.	350	27,402
Louisiana-Pacific Corp.*	2,190	27,375
		54,777

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Pharmaceuticals - 1.8%
Medicis Pharmaceutical Corp., Class A	640	$27,693
Questcor Pharmaceuticals, Inc.*	1,485	27,472
Salix Pharmaceuticals Ltd.*	655	27,733
Vivus, Inc.*(a)	1,555	27,710
		110,608
Real Estate Investment Trusts (REITs) - 6.3%
American Realty Capital Trust, Inc.	2,345	27,507
Colonial Properties Trust	1,305	27,470
Corporate Office Properties Trust	1,145	27,446
Entertainment Properties Trust	610	27,102
Healthcare Realty Trust, Inc.	1,190	27,429
Highwoods Properties, Inc.	845	27,564
Invesco Mortgage Capital, Inc.	1,360	27,377
LaSalle Hotel Properties	1,035	27,624
Mack-Cali Realty Corp.	1,025	27,265
Omega Healthcare Investors, Inc.(a)	1,210	27,503
Post Properties, Inc.	575	27,577
Starwood Property Trust, Inc.	1,180	27,459
Two Harbors Investment Corp.(a)	2,350	27,613
Washington Real Estate Investment Trust(a)	1,020	27,356
		384,292
Real Estate Management & Development - 0.5%
Forest City Enterprises, Inc., Class A*	1,750	27,738

Road & Rail - 1.8%
Con-way, Inc.	1,010	27,644
Landstar System, Inc.	580	27,422
Old Dominion Freight Line, Inc.*	915	27,596
Ryder System, Inc.	710	27,733
		110,395
Semiconductors & Semiconductor Equipment - 1.8%
Atmel Corp.*	5,250	27,615
Cirrus Logic, Inc.*	720	27,641
Cypress Semiconductor Corp.*	2,575	27,604
Fairchild Semiconductor International, Inc.*	2,095	27,486
		110,346
Software - 3.1%
Aspen Technology, Inc.*	1,065	27,530
CommVault Systems, Inc.*	470	27,589
Compuware Corp.*	2,790	27,649
Parametric Technology Corp.*(a)	1,260	27,468
QLIK Technologies, Inc.*(a)	1,235	27,677
Rovi Corp.*(a)	1,900	27,569
Ultimate Software Group, Inc.*(a)	270	27,567
		193,049
Specialty Retail - 2.7%
Aaron's, Inc.(a)	990	27,532
Buckle, Inc./The	610	27,712
GameStop Corp., Class A	1,325	27,825
Guess?, Inc.	1,085	27,581
Pier 1 Imports, Inc.	1,470	27,548
Rent-A-Center, Inc.	790	27,713
		165,911
Textiles, Apparel & Luxury Goods - 2.3%
Deckers Outdoor Corp.*	755	27,663
Hanesbrands, Inc.*	865	27,576
Steven Madden Ltd.*	635	27,762
Warnaco Group, Inc./The*(a)	530	27,507
Wolverine World Wide, Inc.	620	27,510
		138,018
Thrifts & Mortgage Finance - 0.5%
Capitol Federal Financial, Inc.	2,320	27,747

Trading Companies & Distributors - 1.3%
Air Lease Corp.*	1,355	27,642
GATX Corp.	645	27,374
Watsco, Inc.(a)	365	27,663
		82,679
Water Utilities - 0.5%
Aqua America, Inc.	1,115	27,607

Wireless Telecommunication Services - 0.9%
MetroPCS Communications, Inc.*(a)	2,355	27,577
Telephone & Data Systems, Inc.(a)	1,075	27,531
		55,108
Total Common Stocks Held Long
(Cost $5,291,867)		5,517,009

Securities Sold Short - (90.2%)
Aerospace & Defense - (3.6%)
Boeing Co./The	(395)	(27,500)
General Dynamics Corp.	(420)	(27,770)
Honeywell International, Inc.	(460)	(27,485)
Lockheed Martin Corp.	(295)	(27,547)
Northrop Grumman Corp.	(415)	(27,568)
Precision Castparts Corp.	(170)	(27,768)
Raytheon Co.	(485)	(27,723)
United Technologies Corp.	(355)	(27,793)
		(221,154)
Air Freight & Logistics - (0.9%)
FedEx Corp.	(325)	(27,502)
United Parcel Service, Inc., Class B	(385)	(27,554)
		(55,056)
Auto Components - (0.4%)
Johnson Controls, Inc.	(1,010)	(27,674)

Automobiles - (0.9%)
Ford Motor Co.	(2,810)	(27,707)
General Motors Co.*	(1,215)	(27,641)
		(55,348)
Beverages - (0.9%)
Coca-Cola Co./The	(730)	(27,689)
PepsiCo, Inc.	(390)	(27,600)
		(55,289)
Biotechnology - (1.8%)
Amgen, Inc.	(330)	(27,826)
Biogen Idec, Inc.*	(185)	(27,607)
Celgene Corp.*	(360)	(27,504)
Gilead Sciences, Inc.*	(415)	(27,527)
		(110,464)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Capital Markets - (3.2%)
Bank of New York Mellon Corp./The	(1,220)	$(27,596)
BlackRock, Inc.	(155)	(27,637)
Charles Schwab Corp./The	(2,165)	(27,690)
Franklin Resources, Inc.	(220)	(27,515)
Goldman Sachs Group, Inc./The	(245)	(27,852)
Morgan Stanley	(1,650)	(27,621)
State Street Corp.	(660)	(27,694)
		(193,605)
Chemicals - (4.1%)
Air Products & Chemicals, Inc.	(335)	(27,705)
Dow Chemical Co./The	(955)	(27,657)
E.I. du Pont de Nemours & Co.	(550)	(27,649)
Ecolab, Inc.	(425)	(27,544)
LyondellBasell Industries N.V., Class A	(540)	(27,896)
Monsanto Co.	(305)	(27,761)
Mosaic Co./The	(480)	(27,653)
Praxair, Inc.	(265)	(27,528)
Sherwin-Williams Co./The	(185)	(27,548)
		(248,941)
Commercial Banks - (1.8%)
BB&T Corp.	(835)	(27,689)
PNC Financial Services Group, Inc.	(440)	(27,764)
U.S. Bancorp	(805)	(27,611)
Wells Fargo & Co.	(800)	(27,624)
		(110,688)
Commercial Services & Supplies - (0.9%)
Tyco International Ltd.	(490)	(27,567)
Waste Management, Inc.	(860)	(27,589)
		(55,156)
Communications Equipment - (1.3%)
Cisco Systems, Inc.	(1,440)	(27,490)
Motorola Solutions, Inc.	(545)	(27,550)
QUALCOMM, Inc.	(440)	(27,495)
		(82,535)
Computers & Peripherals - (1.8%)
Apple, Inc.	(40)	(26,690)
Dell, Inc.	(2,795)	(27,559)
EMC Corp.*	(1,010)	(27,543)
Hewlett-Packard Co.	(1,625)	(27,722)
		(109,514)
Consumer Finance - (1.3%)
American Express Co.	(485)	(27,577)
Capital One Financial Corp.	(485)	(27,650)
Discover Financial Services	(695)	(27,612)
		(82,839)
Diversified Financial Services - (1.8%)
Bank of America Corp.	(3,135)	(27,682)
Citigroup, Inc.	(845)	(27,648)
CME Group, Inc.	(485)	(27,791)
JPMorgan Chase & Co.	(685)	(27,729)
		(110,850)
Diversified Telecommunication Services - (1.4%)
AT&T, Inc.	(735)	(27,709)
CenturyLink, Inc.	(685)	(27,674)
Verizon Communications, Inc.	(610)	(27,798)
		(83,181)
Electric Utilities - (3.2%)
American Electric Power Co., Inc.	(630)	(27,682)
Duke Energy Corp.	(430)	(27,864)
Exelon Corp.	(775)	(27,574)
FirstEnergy Corp.	(625)	(27,563)
NextEra Energy, Inc.	(395)	(27,780)
PPL Corp.	(955)	(27,743)
Southern Co./The	(600)	(27,654)
		(193,860)
Electrical Equipment - (0.4%)
Emerson Electric Co.	(570)	(27,514)

Electronic Equipment, Instruments & Components - (0.9%)
Corning, Inc.	(2,095)	(27,549)
TE Connectivity Ltd.	(815)	(27,718)
		(55,267)
Energy Equipment & Services - (1.8%)
Baker Hughes, Inc.	(615)	(27,816)
Halliburton Co.	(820)	(27,626)
National Oilwell Varco, Inc.	(345)	(27,638)
Schlumberger Ltd.	(385)	(27,847)
		(110,927)
Food & Staples Retailing - (2.7%)
Costco Wholesale Corp.	(275)	(27,534)
CVS Caremark Corp.	(575)	(27,842)
Sysco Corp.	(885)	(27,674)
Walgreen Co.	(760)	(27,694)
Wal-Mart Stores, Inc.	(375)	(27,675)
Whole Foods Market, Inc.	(285)	(27,759)
		(166,178)
Food Products - (1.8%)
Archer-Daniels-Midland Co.	(1,015)	(27,588)
General Mills, Inc.	(695)	(27,696)
Kellogg Co.	(535)	(27,638)
Kraft Foods, Inc., Class A	(670)	(27,704)
		(110,626)
Health Care Equipment & Supplies - (2.2%)
Baxter International, Inc.	(460)	(27,719)
Covidien plc	(465)	(27,630)
Intuitive Surgical, Inc.*	(55)	(27,260)
Medtronic, Inc.	(640)	(27,597)
Stryker Corp.	(495)	(27,552)
		(137,758)
Health Care Providers & Services - (1.8%)
Express Scripts Holding Co.*	(440)	(27,575)
McKesson Corp.	(320)	(27,529)
UnitedHealth Group, Inc.	(500)	(27,705)
WellPoint, Inc.	(475)	(27,555)
		(110,364)
Hotels, Restaurants & Leisure - (2.2%)
Carnival Corp.	(760)	(27,694)
Las Vegas Sands Corp.	(595)	(27,590)
McDonald's Corp.	(300)	(27,525)
Starbucks Corp.	(545)	(27,659)
Yum! Brands, Inc.	(415)	(27,531)
		(137,999)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Household Products - (1.4%)
Colgate-Palmolive Co.	(260)	$(27,877)
Kimberly-Clark Corp.	(325)	(27,879)
Procter & Gamble Co./The	(400)	(27,744)
		(83,500)
Industrial Conglomerates - (1.4%)
3M Co.	(300)	(27,726)
Danaher Corp.	(500)	(27,575)
General Electric Co.	(1,220)	(27,706)
		(83,007)
Insurance - (5.0%)
ACE Ltd.	(365)	(27,594)
Aflac, Inc.	(580)	(27,770)
American International Group, Inc.*	(840)	(27,544)
Aon plc	(530)	(27,714)
Berkshire Hathaway, Inc., Class B*	(315)	(27,783)
Chubb Corp./The	(360)	(27,461)
Loews Corp.	(670)	(27,644)
Marsh & McLennan Cos., Inc.	(815)	(27,653)
MetLife, Inc.	(800)	(27,568)
Prudential Financial, Inc.	(505)	(27,528)
Travelers Cos., Inc./The	(405)	(27,645)
		(303,904)
Internet & Catalog Retail - (0.9%)
Amazon.com, Inc.*	(110)	(27,975)
priceline.com, Inc.*	(45)	(27,843)
		(55,818)
Internet Software & Services - (1.3%)
eBay, Inc.*	(570)	(27,594)
Google, Inc., Class A*	(35)	(26,407)
Yahoo!, Inc.*	(1,730)	(27,637)
		(81,638)
IT Services - (2.7%)
Accenture plc, Class A	(395)	(27,662)
Automatic Data Processing, Inc.	(470)	(27,570)
Cognizant Technology Solutions Corp., Class A*	(395)	(27,618)
International Business Machines Corp.	(135)	(28,006)
Mastercard, Inc., Class A	(60)	(27,089)
Visa, Inc., Class A	(205)	(27,527)
		(165,472)
Life Sciences Tools & Services - (0.4%)
Agilent Technologies, Inc.	(715)	(27,492)

Machinery - (3.6%)
Caterpillar, Inc.	(320)	(27,533)
Cummins, Inc.	(300)	(27,663)
Deere & Co.	(335)	(27,634)
Eaton Corp.	(585)	(27,647)
Illinois Tool Works, Inc.	(465)	(27,654)
Ingersoll-Rand plc	(615)	(27,564)
PACCAR, Inc.	(695)	(27,817)
Parker Hannifin Corp.	(330)	(27,582)
		(221,094)
Media - (3.6%)
CBS Corp., Class B	(765)	(27,793)
Comcast Corp., Class A	(770)	(27,543)
DIRECTV*	(525)	(27,542)
News Corp., Class A	(1,125)	(27,596)
Time Warner Cable, Inc.	(290)	(27,567)
Time Warner, Inc.	(610)	(27,651)
Viacom, Inc., Class B	(515)	(27,599)
Walt Disney Co./The	(530)	(27,708)
		(220,999)
Metals & Mining - (0.9%)
Freeport-McMoRan Copper & Gold, Inc.	(700)	(27,706)
Newmont Mining Corp.	(495)	(27,725)
		(55,431)
Multiline Retail - (0.9%)
Macy's, Inc.	(735)	(27,651)
Target Corp.	(435)	(27,609)
		(55,260)
Multi-Utilities - (1.4%)
Consolidated Edison, Inc.	(465)	(27,849)
Dominion Resources, Inc.	(520)	(27,529)
PG&E Corp.	(650)	(27,735)
		(83,113)
Oil, Gas & Consumable Fuels - (5.4%)
Anadarko Petroleum Corp.	(395)	(27,618)
Apache Corp.	(320)	(27,671)
Chevron Corp.	(240)	(27,975)
ConocoPhillips	(485)	(27,732)
Devon Energy Corp.	(460)	(27,830)
EOG Resources, Inc.	(245)	(27,452)
Exxon Mobil Corp.	(305)	(27,892)
Kinder Morgan, Inc.	(780)	(27,706)
Occidental Petroleum Corp.	(320)	(27,539)
Phillips 66	(595)	(27,590)
Spectra Energy Corp.	(945)	(27,745)
Williams Cos., Inc./The	(795)	(27,801)
		(332,551)
Paper & Forest Products - (0.5%)
International Paper Co.	(765)	(27,785)

Personal Products - (0.5%)
Estee Lauder Cos., Inc./The, Class A	(450)	(27,707)

Pharmaceuticals - (3.2%)
Abbott Laboratories	(405)	(27,767)
Allergan, Inc.	(300)	(27,474)
Bristol-Myers Squibb Co.	(820)	(27,675)
Eli Lilly & Co.	(585)	(27,735)
Johnson & Johnson	(400)	(27,564)
Merck & Co., Inc.	(615)	(27,736)
Pfizer, Inc.	(1,115)	(27,708)
		(193,659)
Real Estate Investment Trusts (REITs) - (3.6%)
American Tower Corp.	(390)	(27,842)
Boston Properties, Inc.	(250)	(27,653)
Equity Residential	(480)	(27,614)
General Growth Properties, Inc.	(1,430)	(27,856)
HCP, Inc.	(620)	(27,578)
Prologis, Inc.	(790)	(27,674)
Public Storage	(200)	(27,834)
Simon Property Group, Inc.	(180)	(27,326)
		(221,377)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Road & Rail - (1.4%)
CSX Corp.	(1,335)	$(27,701)
Norfolk Southern Corp.	(435)	(27,679)
Union Pacific Corp.	(235)	(27,895)
		(83,275)
Semiconductors & Semiconductor Equipment - (1.3%)
Broadcom Corp., Class A*	(795)	(27,491)
Intel Corp.	(1,215)	(27,556)
Texas Instruments, Inc.	(1,000)	(27,550)
		(82,597)
Software - (2.7%)
Adobe Systems, Inc.*	(850)	(27,591)
Intuit, Inc.	(470)	(27,674)
Microsoft Corp.	(925)	(27,546)
Oracle Corp.	(880)	(27,711)
Salesforce.com, Inc.*	(180)	(27,484)
VMware, Inc., Class A*	(285)	(27,571)
		(165,577)
Specialty Retail - (1.4%)
Home Depot, Inc./The	(460)	(27,770)
Lowe's Cos., Inc.	(915)	(27,670)
TJX Cos., Inc.	(615)	(27,546)
		(82,986)
Textiles, Apparel & Luxury Goods - (0.9%)
Coach, Inc.	(495)	(27,730)
NIKE, Inc., Class B	(290)	(27,524)
		(55,254)
Tobacco - (1.8%)
Altria Group, Inc.	(830)	(27,714)
Lorillard, Inc.	(240)	(27,948)
Philip Morris International, Inc.	(305)	(27,432)
Reynolds American, Inc.	(640)	(27,737)
		(110,831)
Trading Companies & Distributors - (0.9%)
Fastenal Co.	(645)	(27,729)
W.W. Grainger, Inc.	(135)	(28,130)
		(55,859)

Total Securities Sold Short
(Proceeds Received $5,103,042)		(5,528,973)
Other assets less liabilities — 100.2%		6,140,490
Net Assets — 100.0%		$6,128,526

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2012, the aggregate amount held in a segregated account was $1,877,323.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$344,307
Aggregate gross unrealized depreciation	(968,247)
Net unrealized depreciation	$(623,940)
Federal income tax cost of investments	$611,976

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
481,086	USD	10/03/2013	Morgan Stanley	0.66%	Dow Jones U.S. Thematic Market Neutral Size Index	$128,968
(527,517	)USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index	(0.04)%	(82,883)
						$46,085

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Quality Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 90.0%
Aerospace & Defense - 0.9%
General Dynamics Corp.	231	$15,274
Precision Castparts Corp.(a)	93	15,190
		30,464
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	261	15,282
Expeditors International of Washington, Inc.	423	15,380
		30,662
Auto Components - 0.9%
Gentex Corp.	900	15,309
TRW Automotive Holdings Corp.*(a)	351	15,342
		30,651
Beverages - 0.9%
Brown-Forman Corp., Class B	237	15,464
Monster Beverage Corp.*(a)	282	15,273
		30,737
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc.*(a)	135	15,444
Biogen Idec, Inc.*(a)	102	15,222
Celgene Corp.*	201	15,357
Myriad Genetics, Inc.*	567	15,303
United Therapeutics Corp.*(a)	273	15,255
Vertex Pharmaceuticals, Inc.*	273	15,274
		91,855
Capital Markets - 3.6%
BlackRock, Inc.(a)	87	15,512
Eaton Vance Corp.	531	15,378
Federated Investors, Inc., Class B	741	15,331
Franklin Resources, Inc.(a)	123	15,384
SEI Investments Co.(a)	714	15,315
T. Rowe Price Group, Inc.(a)	243	15,382
TD Ameritrade Holding Corp.(a)	1,005	15,447
Waddell & Reed Financial, Inc., Class A	465	15,238
		122,987
Chemicals - 3.6%
Albemarle Corp.	291	15,330
CF Industries Holdings, Inc.(a)	69	15,334
FMC Corp.	279	15,451
Intrepid Potash, Inc.*(a)	714	15,337
LyondellBasell Industries N.V., Class A(a)	297	15,343
Mosaic Co./The(a)	267	15,382
NewMarket Corp.(a)	63	15,528
Sigma-Aldrich Corp.(a)	213	15,330
		123,035
Communications Equipment - 1.3%
Aruba Networks, Inc.*(a)	681	15,312
F5 Networks, Inc.*	147	15,391
Plantronics, Inc.(a)	432	15,263
		45,966
Computers & Peripherals - 0.5%
Apple, Inc.(a)	24	16,014

Construction & Engineering - 1.4%
Fluor Corp.	273	15,365
Foster Wheeler AG*	639	15,310
KBR, Inc.(a)	513	15,298
		45,973
Distributors - 0.5%
Genuine Parts Co.	252	15,380

Diversified Consumer Services - 0.4%
Apollo Group, Inc., Class A*	525	15,251

Diversified Financial Services - 1.8%
CBOE Holdings, Inc.	522	15,357
CME Group, Inc.	267	15,299
IntercontinentalExchange, Inc.*(a)	114	15,209
Leucadia National Corp.(a)	672	15,288
		61,153
Diversified Telecommunication Services - 0.5%
Windstream Corp.	1,518	15,347

Electric Utilities - 1.8%
Cleco Corp.	366	15,365
Pinnacle West Capital Corp.	291	15,365
PPL Corp.(a)	531	15,425
Southern Co./The	333	15,348
		61,503
Electrical Equipment - 0.9%
Babcock & Wilcox Co./The*	603	15,358
Rockwell Automation, Inc.(a)	219	15,232
		30,590
Electronic Equipment, Instruments & Components - 1.3%
Dolby Laboratories, Inc., Class A*	465	15,229
FEI Co.	282	15,087
IPG Photonics Corp.*(a)	267	15,299
		45,615
Energy Equipment & Services - 4.0%
CARBO Ceramics, Inc.	243	15,290
Diamond Offshore Drilling, Inc.	231	15,202
Dril-Quip, Inc.*	213	15,310
Halliburton Co.(a)	453	15,262
Helmerich & Payne, Inc.	321	15,283
National Oilwell Varco, Inc.(a)	192	15,381
Oceaneering International, Inc.(a)	276	15,249
Patterson-UTI Energy, Inc.(a)	966	15,301
Schlumberger Ltd.	213	15,406
		137,684
Food & Staples Retailing - 0.5%
Fresh Market, Inc./The*	258	15,475

Food Products - 0.9%
Green Mountain Coffee Roasters, Inc.*(a)	639	15,176
Hormel Foods Corp.	525	15,351
		30,527
Gas Utilities - 1.8%
National Fuel Gas Co.	285	15,401
New Jersey Resources Corp.(a)	333	15,225
Questar Corp.(a)	756	15,369
WGL Holdings, Inc.	378	15,215
		61,210
Health Care Equipment & Supplies - 3.6%
Align Technology, Inc.*(a)	414	15,306

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Quality Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Edwards Lifesciences Corp.*	141	$15,139
Hill-Rom Holdings, Inc.(a)	528	15,344
IDEXX Laboratories, Inc.*(a)	153	15,200
Intuitive Surgical, Inc.*(a)	30	14,869
Stryker Corp.	276	15,362
Thoratec Corp.*(a)	444	15,362
Varian Medical Systems, Inc.*(a)	255	15,382
		121,964
Health Care Providers & Services - 0.4%
WellCare Health Plans, Inc.*(a)	270	15,268

Hotels, Restaurants & Leisure - 1.8%
Cheesecake Factory, Inc./The	429	15,337
Chipotle Mexican Grill, Inc.*(a)	48	15,242
Panera Bread Co., Class A*(a)	90	15,380
Starbucks Corp.(a)	303	15,377
		61,336
Household Durables - 0.9%
Garmin Ltd.	366	15,277
Harman International Industries, Inc.	330	15,233
		30,510
Industrial Conglomerates - 0.4%
3M Co.(a)	165	15,249

Insurance - 10.4%
ACE Ltd.	204	15,423
Aflac, Inc.	321	15,370
Alleghany Corp.*(a)	45	15,522
Allied World Assurance Co. Holdings AG(a)	198	15,296
American Financial Group, Inc./OH(a)	402	15,236
American International Group, Inc.*(a)	465	15,247
Arch Capital Group Ltd.*(a)	369	15,380
Arthur J. Gallagher & Co.	429	15,367
Assurant, Inc.(a)	411	15,330
Assured Guaranty Ltd.(a)	1,128	15,363
Axis Capital Holdings Ltd.	441	15,400
Brown & Brown, Inc.	588	15,329
Chubb Corp./The	201	15,332
Fidelity National Financial, Inc., Class A	717	15,337
HCC Insurance Holdings, Inc.	453	15,352
Marsh & McLennan Cos., Inc.	453	15,370
PartnerRe Ltd.(a)	207	15,376
ProAssurance Corp.	171	15,465
Progressive Corp./The(a)	738	15,306
Reinsurance Group of America, Inc.(a)	264	15,278
RenaissanceRe Holdings Ltd.(a)	198	15,254
Torchmark Corp.	300	15,405
Validus Holdings Ltd.(a)	453	15,361
		353,099
Internet & Catalog Retail - 0.4%
priceline.com, Inc.*(a)	24	14,849

Internet Software & Services - 1.4%
AOL, Inc.*	435	15,325
eBay, Inc.*	315	15,249
Google, Inc., Class A*(a)	21	15,845
		46,419
IT Services - 4.5%
Accenture plc, Class A	219	15,337
Automatic Data Processing, Inc.	261	15,310
Cognizant Technology Solutions Corp., Class A*	219	15,312
Convergys Corp.	972	15,231
Jack Henry & Associates, Inc.(a)	405	15,350
Mastercard, Inc., Class A	33	14,899
Paychex, Inc.(a)	462	15,380
Teradata Corp.*(a)	201	15,157
Total System Services, Inc.(a)	648	15,358
Visa, Inc., Class A(a)	114	15,308
		152,642
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.(a)	189	15,284

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	396	15,226

Machinery - 4.9%
CLARCOR, Inc.	342	15,263
Cummins, Inc.	165	15,215
Donaldson Co., Inc.	441	15,307
Flowserve Corp.(a)	120	15,329
Gardner Denver, Inc.	252	15,223
Lincoln Electric Holdings, Inc.	393	15,347
Parker Hannifin Corp.(a)	183	15,295
Robbins & Myers, Inc.(a)	258	15,377
Timken Co.(a)	414	15,384
Valmont Industries, Inc.(a)	117	15,386
WABCO Holdings, Inc.*(a)	267	15,398
		168,524
Metals & Mining - 0.9%
Cliffs Natural Resources, Inc.	393	15,378
Freeport-McMoRan Copper & Gold, Inc.	387	15,318
		30,696
Multiline Retail - 0.9%
Big Lots, Inc.*	522	15,441
Dollar Tree, Inc.*	318	15,351
		30,792
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	723	15,400
Public Service Enterprise Group, Inc.(a)	477	15,350
Wisconsin Energy Corp.(a)	408	15,369
		46,119
Oil, Gas & Consumable Fuels - 2.7%
Chevron Corp.	132	15,386
Exxon Mobil Corp.	168	15,364
HollyFrontier Corp.	372	15,352
Marathon Petroleum Corp.(a)	282	15,394
Occidental Petroleum Corp.(a)	177	15,233
Rosetta Resources, Inc.*(a)	318	15,232
		91,961
Personal Products - 0.5%
Nu Skin Enterprises, Inc., Class A(a)	396	15,377

Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	453	15,289
Eli Lilly & Co.(a)	324	15,361

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Quality Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Forest Laboratories, Inc.*	432	$15,384
Questcor Pharmaceuticals, Inc.*(a)	825	15,262
		61,296
Professional Services - 0.4%
Robert Half International, Inc.(a)	573	15,259

Real Estate Investment Trusts (REITs) - 0.9%
Public Storage(a)	111	15,448
Rayonier, Inc.(a)	312	15,291
		30,739
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.(a)	201	15,346

Road & Rail - 0.9%
Landstar System, Inc.(a)	324	15,319
Werner Enterprises, Inc.	717	15,322
		30,641
Semiconductors & Semiconductor Equipment - 3.1%
Altera Corp.	450	15,293
Atmel Corp.*	2,910	15,306
Cirrus Logic, Inc.*	399	15,318
Hittite Microwave Corp.*(a)	276	15,310
Intel Corp.	675	15,309
KLA-Tencor Corp.	321	15,313
Teradyne, Inc.*(a)	1,080	15,358
		107,207
Software - 3.2%
Autodesk, Inc.*	459	15,317
FactSet Research Systems, Inc.	159	15,331
Fortinet, Inc.*	639	15,426
Intuit, Inc.	261	15,368
MICROS Systems, Inc.*	312	15,325
Microsoft Corp.(a)	513	15,277
SolarWinds, Inc.*(a)	276	15,384
		107,428
Specialty Retail - 6.8%
ANN, Inc.*	405	15,281
Ascena Retail Group, Inc.*	717	15,380
Bed Bath & Beyond, Inc.*	243	15,309
Buckle, Inc./The	339	15,401
Chico's FAS, Inc.	846	15,321
Dick's Sporting Goods, Inc.	297	15,399
DSW, Inc., Class A	231	15,412
Guess?, Inc.	603	15,328
Pier 1 Imports, Inc.	816	15,292
Ross Stores, Inc.(a)	237	15,310
TJX Cos., Inc.	342	15,318
Tractor Supply Co.(a)	156	15,427
Ulta Salon Cosmetics & Fragrance, Inc.(a)	159	15,312
Urban Outfitters, Inc.*(a)	411	15,437
Williams-Sonoma, Inc.	348	15,302
		230,229
Textiles, Apparel & Luxury Goods - 3.6%
Coach, Inc.	273	15,293
Crocs, Inc.*	945	15,318
Deckers Outdoor Corp.*	420	15,389
Fossil, Inc.*	180	15,246
NIKE, Inc., Class B(a)	162	15,375
Ralph Lauren Corp.(a)	102	15,426
Steven Madden Ltd.*(a)	351	15,346
Wolverine World Wide, Inc.	345	15,308
		122,701
Trading Companies & Distributors - 1.4%
Fastenal Co.	357	15,347
MSC Industrial Direct Co., Inc., Class A(a)	228	15,381
W.W. Grainger, Inc.(a)	75	15,628
		46,356
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.(a)	597	15,289

Total Common Stocks Held Long
(Cost $2,833,023)		3,065,885

Securities Sold Short - (90.0%)
Aerospace & Defense - (0.9%)
Esterline Technologies Corp.*	(273)	(15,326)
Textron, Inc.	(585)	(15,310)
		(30,636)
Airlines - (0.9%)
JetBlue Airways Corp.*	(3,180)	(15,232)
Southwest Airlines Co.	(1,749)	(15,339)
		(30,571)
Auto Components - (0.9%)
Goodyear Tire & Rubber Co./The*	(1,260)	(15,359)
Visteon Corp.*	(345)	(15,339)
		(30,698)
Beverages - (0.5%)
Beam, Inc.	(267)	(15,363)

Biotechnology - (2.3%)
Alkermes plc*	(735)	(15,251)
BioMarin Pharmaceutical, Inc.*	(381)	(15,343)
Medivation, Inc.*	(273)	(15,386)
Regeneron Pharmaceuticals, Inc.*	(102)	(15,572)
Theravance, Inc.*	(591)	(15,313)
		(76,865)
Building Products - (0.9%)
Masco Corp.	(1,017)	(15,306)
Owens Corning*	(459)	(15,358)
		(30,664)
Capital Markets - (1.8%)
E*TRADE Financial Corp.*	(1,749)	(15,409)
Goldman Sachs Group, Inc./The	(135)	(15,347)
Morgan Stanley	(915)	(15,317)
Stifel Financial Corp.*	(456)	(15,321)
		(61,394)
Chemicals - (1.8%)
Ashland, Inc.	(213)	(15,251)
Dow Chemical Co./The	(531)	(15,378)
Ecolab, Inc.	(237)	(15,360)
Valspar Corp.	(273)	(15,315)
		(61,304)
Commercial Banks - (1.8%)
Associated Banc-Corp	(1,167)	(15,370)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Quality Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
CIT Group, Inc.*	(390)	$(15,362)
First Horizon National Corp.	(1,581)	(15,225)
TCF Financial Corp.	(1,281)	(15,295)
		(61,252)
Commercial Services & Supplies - (2.3%)
Avery Dennison Corp.	(483)	(15,369)
Corrections Corp. of America	(459)	(15,353)
Covanta Holding Corp.	(891)	(15,290)
Republic Services, Inc.	(561)	(15,433)
Waste Management, Inc.	(477)	(15,302)
		(76,747)
Communications Equipment - (1.3%)
Brocade Communications Systems, Inc.*	(2,562)	(15,154)
JDS Uniphase Corp.*	(1,239)	(15,345)
ViaSat, Inc.*	(411)	(15,363)
		(45,862)
Computers & Peripherals - (0.9%)
Hewlett-Packard Co.	(903)	(15,405)
NCR Corp.*	(657)	(15,315)
		(30,720)
Construction & Engineering - (0.9%)
Shaw Group, Inc./The*	(351)	(15,310)
URS Corp.	(435)	(15,360)
		(30,670)
Construction Materials - (0.9%)
Martin Marietta Materials, Inc.	(186)	(15,414)
Vulcan Materials Co.	(324)	(15,325)
		(30,739)
Containers & Packaging - (2.2%)
Bemis Co., Inc.	(486)	(15,294)
Greif, Inc., Class A	(345)	(15,242)
Owens-Illinois, Inc.*	(819)	(15,365)
Rock-Tenn Co., Class A	(213)	(15,374)
Sealed Air Corp.	(996)	(15,398)
		(76,673)
Diversified Financial Services - (1.4%)
Bank of America Corp.	(1,737)	(15,338)
Citigroup, Inc.	(468)	(15,313)
JPMorgan Chase & Co.	(381)	(15,423)
		(46,074)
Diversified Telecommunication Services - (0.4%)
Level 3 Communications, Inc.*	(666)	(15,298)

Electric Utilities - (2.7%)
Edison International	(336)	(15,352)
Great Plains Energy, Inc.	(690)	(15,359)
NV Energy, Inc.	(849)	(15,291)
OGE Energy Corp.	(276)	(15,307)
Pepco Holdings, Inc.	(810)	(15,309)
UIL Holdings Corp.	(426)	(15,276)
		(91,894)
Electrical Equipment - (0.5%)
General Cable Corp.*	(522)	(15,336)

Energy Equipment & Services - (2.2%)
Nabors Industries Ltd.*	(1,086)	(15,237)
Noble Corp.*	(429)	(15,350)
SEACOR Holdings, Inc.*	(183)	(15,255)
Transocean Ltd.	(342)	(15,352)
Weatherford International Ltd.*	(1,212)	(15,368)
		(76,562)
Food & Staples Retailing - (0.4%)
Kroger Co./The	(651)	(15,325)

Food Products - (2.7%)
Archer-Daniels-Midland Co.	(564)	(15,330)
Bunge Ltd.	(228)	(15,287)
Hillshire Brands Co.	(573)	(15,345)
Kraft Foods, Inc., Class A	(372)	(15,382)
Ralcorp Holdings, Inc.*	(210)	(15,330)
TreeHouse Foods, Inc.*	(294)	(15,435)
		(92,109)
Gas Utilities - (0.5%)
UGI Corp.	(483)	(15,335)

Health Care Equipment & Supplies - (2.3%)
Alere, Inc.*	(789)	(15,378)
Boston Scientific Corp.*	(2,715)	(15,584)
DENTSPLY International, Inc.	(405)	(15,447)
Hologic, Inc.*	(756)	(15,301)
Teleflex, Inc.	(222)	(15,282)
		(76,992)
Health Care Providers & Services - (2.7%)
Brookdale Senior Living, Inc.*	(663)	(15,395)
Community Health Systems, Inc.*	(525)	(15,299)
Health Management Associates, Inc., Class A*	(1,827)	(15,329)
LifePoint Hospitals, Inc.*	(357)	(15,272)
Omnicare, Inc.	(453)	(15,388)
Tenet Healthcare Corp.*	(2,412)	(15,123)
		(91,806)
Health Care Technology - (0.4%)
Allscripts Healthcare Solutions, Inc.*	(1,218)	(15,140)

Hotels, Restaurants & Leisure - (3.6%)
Gaylord Entertainment Co.*	(384)	(15,179)
Life Time Fitness, Inc.*	(336)	(15,369)
MGM Resorts International*	(1,425)	(15,319)
Penn National Gaming, Inc.*	(357)	(15,387)
Royal Caribbean Cruises Ltd.	(507)	(15,316)
Six Flags Entertainment Corp.	(261)	(15,347)
Wendy's Co./The	(3,372)	(15,342)
Wyndham Worldwide Corp.	(291)	(15,272)
		(122,531)
Household Durables - (3.2%)
Jarden Corp.	(291)	(15,376)
Leggett & Platt, Inc.	(615)	(15,406)
Lennar Corp., Class A	(441)	(15,334)
Mohawk Industries, Inc.*	(195)	(15,604)
Newell Rubbermaid, Inc.	(807)	(15,406)
PulteGroup, Inc.*	(990)	(15,345)
Toll Brothers, Inc.*	(462)	(15,352)
		(107,823)
Household Products - (0.4%)
Energizer Holdings, Inc.	(204)	(15,220)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Quality Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Independent Power Producers & Energy Traders - (1.8%)
AES Corp./The*	(1,404)	$(15,402)
Calpine Corp.*	(888)	(15,362)
GenOn Energy, Inc.*	(6,018)	(15,226)
NRG Energy, Inc.	(720)	(15,401)
		(61,391)
Industrial Conglomerates - (0.4%)
General Electric Co.	(675)	(15,329)

Internet & Catalog Retail - (0.5%)
Liberty Interactive Corp., Class A*	(831)	(15,373)

Internet Software & Services - (0.5%)
Equinix, Inc.*	(75)	(15,454)

IT Services - (1.8%)
Computer Sciences Corp.	(474)	(15,268)
CoreLogic, Inc.*	(579)	(15,361)
Fidelity National Information Services, Inc.	(489)	(15,267)
SAIC, Inc.	(1,263)	(15,206)
		(61,102)
Machinery - (3.2%)
Harsco Corp.	(747)	(15,336)
Manitowoc Co., Inc./The	(1,152)	(15,368)
Pentair, Inc.	(348)	(15,489)
SPX Corp.	(234)	(15,306)
Stanley Black & Decker, Inc.	(201)	(15,326)
Terex Corp.*	(681)	(15,377)
Trinity Industries, Inc.	(510)	(15,285)
		(107,487)
Media - (4.1%)
Charter Communications, Inc., Class A*	(204)	(15,314)
Cinemark Holdings, Inc.	(681)	(15,275)
Comcast Corp., Class A	(429)	(15,345)
Lamar Advertising Co., Class A*	(414)	(15,343)
Liberty Global, Inc., Class A*	(255)	(15,491)
Live Nation Entertainment, Inc.*	(1,782)	(15,343)
News Corp., Class A	(624)	(15,307)
Time Warner Cable, Inc.	(162)	(15,400)
Time Warner, Inc.	(339)	(15,367)
		(138,185)
Metals & Mining - (2.2%)
Alcoa, Inc.	(1,731)	(15,319)
Commercial Metals Co.	(1,164)	(15,365)
Newmont Mining Corp.	(273)	(15,291)
Steel Dynamics, Inc.	(1,362)	(15,295)
Walter Energy, Inc.	(474)	(15,386)
		(76,656)
Multi-Utilities - (0.9%)
MDU Resources Group, Inc.	(696)	(15,340)
NiSource, Inc.	(603)	(15,364)
		(30,704)
Office Electronics - (0.5%)
Xerox Corp.	(2,091)	(15,348)

Oil, Gas & Consumable Fuels - (5.4%)
Alpha Natural Resources, Inc.*	(2,328)	(15,295)
Anadarko Petroleum Corp.	(219)	(15,312)
Arch Coal, Inc.	(2,433)	(15,401)
Berry Petroleum Co., Class A	(378)	(15,358)
Kinder Morgan, Inc.	(432)	(15,345)
Pioneer Natural Resources Co.	(147)	(15,347)
Plains Exploration & Production Co.*	(408)	(15,288)
Range Resources Corp.	(219)	(15,301)
Southwestern Energy Co.*	(441)	(15,338)
Teekay Corp.	(492)	(15,350)
Williams Cos., Inc./The	(441)	(15,422)
WPX Energy, Inc.*	(927)	(15,379)
		(184,136)
Personal Products - (0.4%)
Avon Products, Inc.	(957)	(15,264)

Pharmaceuticals - (1.8%)
Endo Health Solutions, Inc.*	(486)	(15,416)
Hospira, Inc.*	(471)	(15,458)
Medicis Pharmaceutical Corp., Class A	(354)	(15,318)
Mylan, Inc.*	(627)	(15,299)
		(61,491)
Professional Services - (0.4%)
Nielsen Holdings N.V.*	(510)	(15,290)

Real Estate Investment Trusts (REITs) - (10.3%)
Annaly Capital Management, Inc.	(912)	(15,358)
Apartment Investment & Management Co., Class A	(591)	(15,360)
Boston Properties, Inc.	(138)	(15,264)
CBL & Associates Properties, Inc.	(714)	(15,237)
Colonial Properties Trust	(726)	(15,282)
Corporate Office Properties Trust	(636)	(15,245)
DCT Industrial Trust, Inc.	(2,376)	(15,373)
DDR Corp.	(1,005)	(15,437)
Douglas Emmett, Inc.	(666)	(15,365)
Duke Realty Corp.	(1,044)	(15,347)
Equity Lifestyle Properties, Inc.	(225)	(15,327)
Equity Residential	(267)	(15,360)
Essex Property Trust, Inc.	(102)	(15,120)
General Growth Properties, Inc.	(792)	(15,428)
Healthcare Realty Trust, Inc.	(660)	(15,213)
Highwoods Properties, Inc.	(468)	(15,266)
Home Properties, Inc.	(252)	(15,440)
Kilroy Realty Corp.	(345)	(15,449)
Mid-America Apartment Communities, Inc.	(234)	(15,283)
Regency Centers Corp.	(315)	(15,350)
UDR, Inc.	(618)	(15,339)
Vornado Realty Trust	(189)	(15,318)
Weingarten Realty Investors	(546)	(15,348)
		(352,509)
Real Estate Management & Development - (0.5%)
Forest City Enterprises, Inc., Class A*	(972)	(15,406)

Road & Rail - (1.8%)
Avis Budget Group, Inc.*	(990)	(15,226)
Con-way, Inc.	(561)	(15,354)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Quality Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Hertz Global Holdings, Inc.*	(1,122)	$(15,405)
Ryder System, Inc.	(393)	(15,351)
		(61,336)
Semiconductors & Semiconductor Equipment - (2.2%)
Advanced Micro Devices, Inc.*	(4,527)	(15,256)
Lam Research Corp.*	(483)	(15,352)
Micron Technology, Inc.*	(2,541)	(15,208)
Microsemi Corp.*	(756)	(15,173)
ON Semiconductor Corp.*	(2,508)	(15,474)
		(76,463)
Software - (3.1%)
ACI Worldwide, Inc.*	(363)	(15,340)
Aspen Technology, Inc.*	(591)	(15,277)
Concur Technologies, Inc.*	(207)	(15,262)
Nuance Communications, Inc.*	(612)	(15,233)
Rovi Corp.*	(1,053)	(15,279)
Salesforce.com, Inc.*	(102)	(15,575)
Solera Holdings, Inc.	(348)	(15,267)
		(107,233)
Specialty Retail - (0.9%)
Cabela's, Inc.*	(279)	(15,256)
CarMax, Inc.*	(543)	(15,367)
		(30,623)
Thrifts & Mortgage Finance - (1.8%)
Capitol Federal Financial, Inc.	(1,290)	(15,428)
Hudson City Bancorp, Inc.	(1,932)	(15,379)
New York Community Bancorp, Inc.	(1,083)	(15,335)
Ocwen Financial Corp.*	(558)	(15,295)
		(61,437)
Trading Companies & Distributors - (0.9%)
GATX Corp.	(360)	(15,279)
United Rentals, Inc.*	(468)	(15,308)
		(30,587)
Wireless Telecommunication Services - (0.9%)
SBA Communications Corp., Class A*	(243)	(15,285)
Sprint Nextel Corp.*	(2,760)	(15,235)
		(30,520)

Total Securities Sold Short
(Proceeds Received $2,948,666)		(3,066,927)
Other assets less liabilities — 100.0%		3,408,999
Net Assets — 100.0%		$3,407,957

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2012, the aggregate amount held in a segregated account was $1,621,221.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$475,295
Aggregate gross unrealized depreciation	(469,289)
Net unrealized appreciation	$6,006
Federal income tax cost of investments	$(7,048)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Quality Fund

Schedule of Investments

September 30, 2012 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
273,091	USD	10/03/2013	Morgan Stanley	0.66%	Dow Jones U.S. Thematic Market Neutral Quality Index	$66,998
(290,878	)USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Quality Index	(0.04)%	(47,630)
						$19,368

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Momentum Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 90.0%
Aerospace & Defense - 0.9%
Alliant Techsystems, Inc.	288	$14,432
Esterline Technologies Corp.*	258	14,484
		28,916
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	246	14,403
Expeditors International of Washington, Inc.	399	14,508
		28,911
Airlines - 0.4%
Southwest Airlines Co.(a)	1,650	14,471

Auto Components - 2.7%
Gentex Corp.	849	14,442
Goodyear Tire & Rubber Co./The*	1,188	14,482
Johnson Controls, Inc.	528	14,467
Lear Corp.(a)	387	14,625
Tenneco, Inc.*(a)	516	14,448
Visteon Corp.*(a)	327	14,538
		87,002
Automobiles - 0.9%
Ford Motor Co.	1,470	14,494
General Motors Co.*	636	14,469
		28,963
Capital Markets - 4.5%
Bank of New York Mellon Corp./The	639	14,454
Charles Schwab Corp./The(a)	1,134	14,504
E*TRADE Financial Corp.*	1,650	14,536
Franklin Resources, Inc.	117	14,633
Goldman Sachs Group, Inc./The(a)	126	14,324
Jefferies Group, Inc.	1,065	14,580
Legg Mason, Inc.	588	14,512
Morgan Stanley(a)	864	14,463
Stifel Financial Corp.*(a)	429	14,414
Waddell & Reed Financial, Inc., Class A	441	14,452
		144,872
Chemicals - 0.4%
Scotts Miracle-Gro Co./The, Class A(a)	333	14,476

Commercial Banks - 1.8%
First Niagara Financial Group, Inc.	1,794	14,513
Popular, Inc.*(a)	834	14,537
TCF Financial Corp.(a)	1,209	14,435
Valley National Bancorp(a)	1,443	14,459
		57,944
Commercial Services & Supplies - 2.7%
Clean Harbors, Inc.*	297	14,508
Iron Mountain, Inc.	426	14,531
Pitney Bowes, Inc.(a)	1,044	14,428
R.R. Donnelley & Sons Co.	1,365	14,469
Republic Services, Inc.	528	14,525
Waste Connections, Inc.	483	14,611
		87,072
Communications Equipment - 1.8%
JDS Uniphase Corp.*(a)	1,170	14,490
Juniper Networks, Inc.*	843	14,424
Polycom, Inc.*(a)	1,464	14,450
Riverbed Technology, Inc.*(a)	621	14,451
		57,815
Computers & Peripherals - 1.4%
Dell, Inc.	1,464	14,435
Hewlett-Packard Co.	852	14,535
NetApp, Inc.*(a)	441	14,500
		43,470
Construction & Engineering - 2.3%
AECOM Technology Corp.*	687	14,537
Fluor Corp.	258	14,520
Foster Wheeler AG*	603	14,448
KBR, Inc.	486	14,493
URS Corp.(a)	411	14,512
		72,510
Containers & Packaging - 1.8%
Bemis Co., Inc.	459	14,445
Greif, Inc., Class A	327	14,447
Owens-Illinois, Inc.*(a)	774	14,520
Sealed Air Corp.(a)	939	14,517
		57,929
Diversified Consumer Services - 1.3%
Apollo Group, Inc., Class A*	495	14,380
Sotheby's(a)	459	14,459
Weight Watchers International, Inc.	273	14,414
		43,253
Diversified Financial Services - 1.8%
Citigroup, Inc.	441	14,430
Leucadia National Corp.	636	14,469
NASDAQ OMX Group, Inc./The	621	14,466
NYSE Euronext	591	14,568
		57,933
Diversified Telecommunication Services - 0.9%
Frontier Communications Corp.	2,913	14,274
Level 3 Communications, Inc.*	630	14,471
		28,745
Electric Utilities - 0.9%
Exelon Corp.	408	14,517
ITC Holdings Corp.	192	14,511
		29,028
Electrical Equipment - 0.4%
Polypore International, Inc.*	408	14,423

Electronic Equipment, Instruments & Components - 2.2%
Corning, Inc.	1,098	14,439
Dolby Laboratories, Inc., Class A*	438	14,344
FLIR Systems, Inc.	723	14,442
Universal Display Corp.*	420	14,440
Vishay Intertechnology, Inc.*(a)	1,470	14,450
		72,115
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	321	14,519
CARBO Ceramics, Inc.	228	14,346
Halliburton Co.	429	14,453
McDermott International, Inc.*(a)	1,182	14,444
Nabors Industries Ltd.*(a)	1,026	14,395
Patterson-UTI Energy, Inc.	912	14,446
Superior Energy Services, Inc.*(a)	705	14,466

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Momentum Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Weatherford International Ltd.*(a)	1,143	$14,493
		115,562
Food & Staples Retailing - 1.4%
Kroger Co./The	615	14,477
Safeway, Inc.	900	14,481
Walgreen Co.(a)	399	14,540
		43,498
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc.*	606	14,393
Tyson Foods, Inc., Class A	900	14,418
		28,811
Gas Utilities - 1.3%
AGL Resources, Inc.(a)	354	14,482
National Fuel Gas Co.	267	14,429
WGL Holdings, Inc.	357	14,369
		43,280
Health Care Equipment & Supplies - 2.7%
Alere, Inc.*	744	14,501
Becton, Dickinson and Co.	183	14,376
Boston Scientific Corp.*	2,562	14,706
Hill-Rom Holdings, Inc.	498	14,472
St Jude Medical, Inc.	342	14,408
Varian Medical Systems, Inc.*(a)	240	14,477
		86,940
Health Care Providers & Services - 3.6%
Cardinal Health, Inc.	369	14,380
Cigna Corp.	306	14,434
Health Management Associates, Inc., Class A*	1,725	14,473
Health Net, Inc.*	642	14,451
Humana, Inc.	204	14,311
Tenet Healthcare Corp.*(a)	2,277	14,277
Universal Health Services, Inc., Class B(a)	315	14,405
WellPoint, Inc.(a)	249	14,444
		115,175
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc.*	1,149	14,282

Hotels, Restaurants & Leisure - 2.7%
Hyatt Hotels Corp., Class A*	360	14,454
International Game Technology	1,110	14,530
Las Vegas Sands Corp.	312	14,468
MGM Resorts International*(a)	1,344	14,448
Royal Caribbean Cruises Ltd.	480	14,501
Wynn Resorts Ltd.(a)	126	14,545
		86,946
Household Durables - 0.9%
Tempur-Pedic International, Inc.*(a)	483	14,437
Tupperware Brands Corp.	270	14,469
		28,906
Household Products - 0.4%
Energizer Holdings, Inc.	192	14,325

Independent Power Producers & Energy Traders - 1.4%
AES Corp./The*	1,326	14,546
GenOn Energy, Inc.*	5,682	14,375
NRG Energy, Inc.(a)	681	14,567
		43,488
Insurance - 3.1%
Assurant, Inc.	387	14,435
Genworth Financial, Inc., Class A*	2,763	14,451
Hartford Financial Services Group, Inc.	741	14,405
MetLife, Inc.(a)	420	14,473
Old Republic International Corp.(a)	1,557	14,480
Unum Group(a)	750	14,415
Willis Group Holdings plc	393	14,510
		101,169
Internet & Catalog Retail - 0.5%
Netflix, Inc.*(a)	267	14,535

IT Services - 1.3%
Global Payments, Inc.	345	14,431
SAIC, Inc.	1,194	14,376
Western Union Co./The(a)	792	14,430
		43,237
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	381	14,543

Life Sciences Tools & Services - 1.4%
Covance, Inc.*	309	14,427
Illumina, Inc.*	303	14,605
Waters Corp.*	174	14,499
		43,531
Machinery - 3.1%
Caterpillar, Inc.	168	14,455
Crane Co.	363	14,495
Deere & Co.	174	14,353
Gardner Denver, Inc.	240	14,498
Harsco Corp.	705	14,474
Joy Global, Inc.	258	14,463
Navistar International Corp.*(a)	687	14,489
		101,227
Marine - 0.4%
Kirby Corp.*	261	14,428

Media - 1.4%
Cablevision Systems Corp., Class A	915	14,503
DreamWorks Animation SKG, Inc., Class A*	756	14,538
Live Nation Entertainment, Inc.*(a)	1,683	14,490
		43,531
Metals & Mining - 2.7%
Alcoa, Inc.	1,632	14,443
Allegheny Technologies, Inc.(a)	453	14,451
Allied Nevada Gold Corp.*	369	14,413
Cliffs Natural Resources, Inc.	372	14,556
United States Steel Corp.(a)	759	14,474
Walter Energy, Inc.(a)	447	14,510
		86,847
Multiline Retail - 1.4%
Big Lots, Inc.*	492	14,554
J.C. Penney Co., Inc.(a)	594	14,428
Sears Holdings Corp.*(a)	261	14,483
		43,465

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Momentum Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Multi-Utilities - 0.9%
Public Service Enterprise Group, Inc.(a)	450	$14,481
TECO Energy, Inc.(a)	819	14,529
		29,010
Office Electronics - 0.4%
Xerox Corp.	1,974	14,489

Oil, Gas & Consumable Fuels - 3.6%
Chesapeake Energy Corp.	768	14,492
Cimarex Energy Co.	249	14,579
CONSOL Energy, Inc.	483	14,514
Hess Corp.	270	14,504
Newfield Exploration Co.*(a)	462	14,470
Peabody Energy Corp.(a)	651	14,511
QEP Resources, Inc.(a)	456	14,437
Ultra Petroleum Corp.*(a)	663	14,573
		116,080
Personal Products - 0.4%
Avon Products, Inc.	903	14,403

Pharmaceuticals - 1.8%
Endo Health Solutions, Inc.*	459	14,559
Hospira, Inc.*	444	14,572
Medicis Pharmaceutical Corp., Class A	336	14,539
Warner Chilcott plc, Class A(a)	1,074	14,499
		58,169
Professional Services - 0.9%
Manpower, Inc.(a)	393	14,462
Towers Watson & Co., Class A	273	14,483
		28,945
Real Estate Investment Trusts (REITs) - 4.5%
Chimera Investment Corp.	5,337	14,463
Corporate Office Properties Trust	600	14,382
Home Properties, Inc.	237	14,521
Mack-Cali Realty Corp.	537	14,284
Mid-America Apartment Communities, Inc.	222	14,499
Piedmont Office Realty Trust, Inc., Class A	828	14,358
Senior Housing Properties Trust	663	14,440
UDR, Inc.	582	14,445
Vornado Realty Trust	180	14,589
Washington Real Estate Investment Trust	534	14,322
		144,303
Real Estate Management & Development - 0.9%
Forest City Enterprises, Inc., Class A*	918	14,550
Jones Lang LaSalle, Inc.	189	14,430
		28,980
Road & Rail - 0.9%
CSX Corp.	699	14,504
Ryder System, Inc.(a)	372	14,531
		29,035
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc.*	4,272	14,397
Atmel Corp.*	2,748	14,454
Cree, Inc.*	567	14,475
Cypress Semiconductor Corp.*	1,347	14,440
First Solar, Inc.*	654	14,483
ON Semiconductor Corp.*(a)	2,370	14,623
		86,872
Software - 2.3%
Electronic Arts, Inc.*	1,143	14,505
Informatica Corp.*	417	14,516
QLIK Technologies, Inc.*(a)	645	14,454
Rovi Corp.*(a)	996	14,452
Solera Holdings, Inc.	330	14,477
		72,404
Specialty Retail - 3.2%
Abercrombie & Fitch Co., Class A(a)	426	14,450
Best Buy Co., Inc.	840	14,439
CarMax, Inc.*	513	14,518
GameStop Corp., Class A	693	14,553
Guess?, Inc.	570	14,489
Staples, Inc.	1,257	14,481
Tiffany & Co.(a)	234	14,480
		101,410
Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp.*	396	14,509
Fossil, Inc.*(a)	171	14,484
Warnaco Group, Inc./The*(a)	279	14,480
		43,473
Thrifts & Mortgage Finance - 0.5%
Hudson City Bancorp, Inc.	1,824	14,519

Trading Companies & Distributors - 0.5%
Air Lease Corp.*	711	14,504

Total Common Stocks Held Long
(Cost $3,019,909)		2,894,170

Securities Sold Short - (90.1%)
Aerospace & Defense - (1.4%)
Spirit Aerosystems Holdings, Inc., Class A*	(651)	(14,459)
Textron, Inc.	(555)	(14,524)
TransDigm Group, Inc.*	(102)	(14,471)
		(43,454)
Airlines - (0.5%)
US Airways Group, Inc.*	(1,386)	(14,498)

Beverages - (1.4%)
Brown-Forman Corp., Class B	(222)	(14,486)
Constellation Brands, Inc., Class A*	(450)	(14,557)
Monster Beverage Corp.*	(267)	(14,461)
		(43,504)
Biotechnology - (4.9%)
Alexion Pharmaceuticals, Inc.*	(126)	(14,414)
Amgen, Inc.	(171)	(14,419)
Ariad Pharmaceuticals, Inc.*	(600)	(14,535)
Biogen Idec, Inc.*	(96)	(14,326)
BioMarin Pharmaceutical, Inc.*	(360)	(14,497)
Gilead Sciences, Inc.*	(219)	(14,526)
Medivation, Inc.*	(258)	(14,541)
Onyx Pharmaceuticals, Inc.*	(171)	(14,450)
Pharmacyclics, Inc.*	(222)	(14,319)
Regeneron Pharmaceuticals, Inc.*	(96)	(14,655)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Momentum Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Theravance, Inc.*	(558)	$(14,458)
		(159,140)
Building Products - (0.9%)
Lennox International, Inc.	(300)	(14,508)
Masco Corp.	(960)	(14,448)
		(28,956)
Capital Markets - (0.4%)
Affiliated Managers Group, Inc.*	(117)	(14,391)

Chemicals - (4.5%)
Airgas, Inc.	(177)	(14,567)
Cytec Industries, Inc.	(222)	(14,545)
FMC Corp.	(264)	(14,620)
LyondellBasell Industries N.V., Class A	(282)	(14,568)
NewMarket Corp.	(60)	(14,789)
PPG Industries, Inc.	(126)	(14,470)
RPM International, Inc.	(507)	(14,470)
Sherwin-Williams Co./The	(99)	(14,742)
Valspar Corp.	(258)	(14,474)
W.R. Grace & Co.*	(246)	(14,534)
		(145,779)
Commercial Banks - (3.2%)
BB&T Corp.	(438)	(14,524)
East West Bancorp, Inc.	(687)	(14,509)
Fifth Third Bancorp	(933)	(14,471)
Regions Financial Corp.	(2,010)	(14,492)
Susquehanna Bancshares, Inc.	(1,371)	(14,341)
U.S. Bancorp	(423)	(14,509)
Wells Fargo & Co.	(420)	(14,503)
		(101,349)
Commercial Services & Supplies - (0.4%)
Corrections Corp. of America	(432)	(14,450)

Communications Equipment - (0.4%)
Brocade Communications Systems, Inc.*	(2,418)	(14,302)

Computers & Peripherals - (1.3%)
Apple, Inc.	(21)	(14,012)
Seagate Technology plc	(465)	(14,415)
Western Digital Corp.	(375)	(14,524)
		(42,951)
Construction & Engineering - (0.5%)
Shaw Group, Inc./The*	(333)	(14,525)

Construction Materials - (0.5%)
Eagle Materials, Inc.	(315)	(14,572)

Consumer Finance - (0.4%)
Discover Financial Services	(363)	(14,422)

Distributors - (0.4%)
LKQ Corp.*	(780)	(14,430)

Diversified Telecommunication Services - (0.4%)
tw telecom, inc.*	(552)	(14,391)

Electric Utilities - (1.4%)
Cleco Corp.	(345)	(14,483)
Duke Energy Corp.	(226)	(14,645)
Pinnacle West Capital Corp.	(276)	(14,573)
		(43,701)
Electrical Equipment - (1.4%)
EnerSys, Inc.*	(408)	(14,398)
Hubbell, Inc., Class B	(180)	(14,533)
Roper Industries, Inc.	(132)	(14,506)
		(43,437)
Electronic Equipment, Instruments & Components - (0.9%)
FEI Co.	(267)	(14,285)
Jabil Circuit, Inc.	(771)	(14,433)
		(28,718)
Energy Equipment & Services - (0.9%)
Dresser-Rand Group, Inc.*	(264)	(14,549)
Oceaneering International, Inc.	(261)	(14,420)
		(28,969)
Food & Staples Retailing - (0.5%)
Whole Foods Market, Inc.	(150)	(14,610)

Food Products - (0.9%)
Dean Foods Co.*	(894)	(14,617)
Hain Celestial Group, Inc./The*	(228)	(14,364)
		(28,981)
Gas Utilities - (0.5%)
ONEOK, Inc.	(300)	(14,493)

Health Care Equipment & Supplies - (1.4%)
Align Technology, Inc.*	(390)	(14,418)
Edwards Lifesciences Corp.*	(135)	(14,495)
Intuitive Surgical, Inc.*	(30)	(14,869)
		(43,782)
Health Care Providers & Services - (1.8%)
AMERIGROUP Corp.*	(159)	(14,537)
Brookdale Senior Living, Inc.*	(627)	(14,559)
HCA Holdings, Inc.	(432)	(14,364)
HMS Holdings Corp.*	(432)	(14,442)
		(57,902)
Health Care Technology - (0.4%)
athenahealth, Inc.*	(156)	(14,316)

Hotels, Restaurants & Leisure - (1.3%)
Gaylord Entertainment Co.*	(363)	(14,349)
Six Flags Entertainment Corp.	(246)	(14,465)
Wyndham Worldwide Corp.	(276)	(14,485)
		(43,299)
Household Durables - (2.7%)
D.R. Horton, Inc.	(705)	(14,551)
Jarden Corp.	(276)	(14,584)
Lennar Corp., Class A	(417)	(14,499)
Mohawk Industries, Inc.*	(183)	(14,644)
PulteGroup, Inc.*	(936)	(14,508)
Toll Brothers, Inc.*	(438)	(14,555)
		(87,341)
Household Products - (0.5%)
Church & Dwight Co., Inc.	(270)	(14,577)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Momentum Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Insurance - (3.6%)
Allied World Assurance Co. Holdings AG	(189)	$(14,600)
Allstate Corp./The	(366)	(14,497)
American International Group, Inc.*	(441)	(14,461)
Arthur J. Gallagher & Co.	(405)	(14,507)
Cincinnati Financial Corp.	(384)	(14,550)
CNO Financial Group, Inc.	(1,485)	(14,330)
Everest Re Group Ltd.	(135)	(14,440)
Protective Life Corp.	(552)	(14,468)
		(115,853)
Internet & Catalog Retail - (0.5%)
Expedia, Inc.	(252)	(14,576)

Internet Software & Services - (3.6%)
Akamai Technologies, Inc.*	(378)	(14,462)
AOL, Inc.*	(411)	(14,479)
CoStar Group, Inc.*	(177)	(14,433)
eBay, Inc.*	(300)	(14,523)
Equinix, Inc.*	(69)	(14,217)
IAC/InterActiveCorp	(279)	(14,525)
Rackspace Hosting, Inc.*	(219)	(14,474)
VeriSign, Inc.*	(297)	(14,461)
		(115,574)
IT Services - (3.6%)
Alliance Data Systems Corp.*	(102)	(14,479)
Convergys Corp.	(918)	(14,385)
CoreLogic, Inc.*	(546)	(14,485)
Lender Processing Services, Inc.	(519)	(14,475)
NeuStar, Inc., Class A*	(363)	(14,531)
Teradata Corp.*	(192)	(14,479)
Visa, Inc., Class A	(108)	(14,502)
Wright Express Corp.*	(207)	(14,432)
		(115,768)
Leisure Equipment & Products - (0.9%)
Brunswick Corp.	(639)	(14,460)
Polaris Industries, Inc.	(180)	(14,557)
		(29,017)
Machinery - (2.3%)
Chart Industries, Inc.*	(195)	(14,401)
Ingersoll-Rand plc	(321)	(14,387)
Toro Co./The	(369)	(14,679)
Valmont Industries, Inc.	(111)	(14,596)
Wabtec Corp.	(180)	(14,452)
		(72,515)
Media - (2.3%)
CBS Corp., Class B	(402)	(14,605)
Charter Communications, Inc., Class A*	(195)	(14,639)
Comcast Corp., Class A	(405)	(14,487)
Lamar Advertising Co., Class A*	(390)	(14,453)
Madison Square Garden Co./The, Class A*	(360)	(14,497)
		(72,681)
Metals & Mining - (0.4%)
Royal Gold, Inc.	(144)	(14,380)

Multiline Retail - (1.3%)
Dillard's, Inc., Class A	(198)	(14,320)
Dollar General Corp.*	(282)	(14,534)
Macy's, Inc.	(384)	(14,446)
		(43,300)
Multi-Utilities - (2.3%)
CMS Energy Corp.	(615)	(14,483)
NiSource, Inc.	(570)	(14,524)
SCANA Corp.	(300)	(14,481)
Sempra Energy	(225)	(14,510)
Wisconsin Energy Corp.	(387)	(14,578)
		(72,576)
Oil, Gas & Consumable Fuels - (5.4%)
Cheniere Energy, Inc.*	(936)	(14,555)
Cobalt International Energy, Inc.*	(651)	(14,498)
Continental Resources, Inc.*	(189)	(14,534)
Exxon Mobil Corp.	(159)	(14,541)
HollyFrontier Corp.	(351)	(14,486)
Kinder Morgan, Inc.	(408)	(14,492)
Kodiak Oil & Gas Corp.*	(1,551)	(14,517)
Marathon Petroleum Corp.	(267)	(14,576)
Plains Exploration & Production Co.*	(387)	(14,501)
Tesoro Corp.	(345)	(14,455)
Valero Energy Corp.	(459)	(14,541)
Williams Cos., Inc./The	(417)	(14,582)
		(174,278)
Paper & Forest Products - (0.4%)
Louisiana-Pacific Corp.*	(1,149)	(14,362)

Pharmaceuticals - (0.9%)
Salix Pharmaceuticals Ltd.*	(342)	(14,480)
Vivus, Inc.*	(813)	(14,488)
		(28,968)
Professional Services - (0.9%)
Equifax, Inc.	(312)	(14,533)
Verisk Analytics, Inc., Class A*	(303)	(14,426)
		(28,959)
Real Estate Investment Trusts (REITs) - (8.1%)
American Capital Agency Corp.	(420)	(14,528)
American Tower Corp.	(204)	(14,563)
CBL & Associates Properties, Inc.	(675)	(14,404)
Digital Realty Trust, Inc.	(207)	(14,459)
Douglas Emmett, Inc.	(630)	(14,534)
Extra Space Storage, Inc.	(435)	(14,464)
General Growth Properties, Inc.	(750)	(14,610)
HCP, Inc.	(327)	(14,545)
Healthcare Realty Trust, Inc.	(624)	(14,383)
Host Hotels & Resorts, Inc.	(900)	(14,445)
Kilroy Realty Corp.	(324)	(14,509)
LaSalle Hotel Properties	(543)	(14,493)
Omega Healthcare Investors, Inc.	(636)	(14,456)
Simon Property Group, Inc.	(96)	(14,574)
Starwood Property Trust, Inc.	(618)	(14,381)
Taubman Centers, Inc.	(189)	(14,502)
Two Harbors Investment Corp.	(1,233)	(14,488)
Weyerhaeuser Co.	(552)	(14,429)
		(260,767)
Road & Rail - (1.8%)
J.B. Hunt Transport Services, Inc.	(276)	(14,363)
Kansas City Southern	(192)	(14,550)
Old Dominion Freight Line, Inc.*	(480)	(14,477)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Momentum Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Union Pacific Corp.	(123)	$(14,600)
		(57,990)
Semiconductors & Semiconductor Equipment - (1.3%)
Cirrus Logic, Inc.*	(378)	(14,511)
Cymer, Inc.*	(282)	(14,399)
KLA-Tencor Corp.	(303)	(14,455)
		(43,365)
Software - (2.7%)
Aspen Technology, Inc.*	(558)	(14,424)
Concur Technologies, Inc.*	(195)	(14,377)
Mentor Graphics Corp.*	(930)	(14,397)
Red Hat, Inc.*	(255)	(14,520)
SolarWinds, Inc.*	(261)	(14,548)
Ultimate Software Group, Inc.*	(141)	(14,396)
		(86,662)
Specialty Retail - (6.3%)
American Eagle Outfitters, Inc.	(687)	(14,482)
Cabela's, Inc.*	(264)	(14,435)
DSW, Inc., Class A	(219)	(14,611)
Foot Locker, Inc.	(408)	(14,484)
Gap, Inc./The	(405)	(14,491)
GNC Holdings, Inc., Class A	(375)	(14,614)
Home Depot, Inc./The	(240)	(14,489)
PetSmart, Inc.	(210)	(14,486)
Pier 1 Imports, Inc.	(771)	(14,448)
Ross Stores, Inc.	(225)	(14,535)
Sally Beauty Holdings, Inc.*	(576)	(14,452)
TJX Cos., Inc.	(324)	(14,512)
Tractor Supply Co.	(147)	(14,537)
Ulta Salon Cosmetics & Fragrance, Inc.	(150)	(14,446)
		(203,022)
Textiles, Apparel & Luxury Goods - (1.4%)
Carter's, Inc.*	(270)	(14,537)
Under Armour, Inc., Class A*	(261)	(14,572)
VF Corp.	(90)	(14,342)
		(43,451)
Thrifts & Mortgage Finance - (0.4%)
Ocwen Financial Corp.*	(528)	(14,472)

Tobacco - (0.9%)
Altria Group, Inc.	(435)	(14,525)
Philip Morris International, Inc.	(162)	(14,570)
		(29,095)
Trading Companies & Distributors - (1.3%)
Fastenal Co.	(336)	(14,445)
United Rentals, Inc.*	(444)	(14,523)
W.W. Grainger, Inc.	(69)	(14,377)
		(43,345)
Water Utilities - (0.5%)
American Water Works Co., Inc.	(393)	(14,565)

Wireless Telecommunication Services - (0.9%)
Crown Castle International Corp.*	(225)	(14,422)
SBA Communications Corp., Class A*	(231)	(14,530)
		(28,952)

Total Securities Sold Short
(Proceeds Received $2,605,853)		(2,897,733)
Other assets less liabilities — 100.1%		3,219,332
Net Assets — 100.0%		$3,215,769

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2012, the aggregate amount held in a segregated account was $1,215,028.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,750
Aggregate gross unrealized depreciation	(546,570)
Net unrealized depreciation	$(442,820)
Federal income tax cost of investments	$439,257

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Momentum Fund

Schedule of Investments

September 30, 2012 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
276,557	USD	10/03/2013	Morgan Stanley	0.66%	Dow Jones U.S. Thematic Market Neutral Anti-Momentum Index	$44,675
(270,821	)USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Momentum Index	(0.04)%	(48,351)
						$(3,676)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 90.0%
Aerospace & Defense - 2.7%
Alliant Techsystems, Inc.(a)	2,266	$113,549
General Dynamics Corp.(a)	1,716	113,462
Lockheed Martin Corp.(a)	1,232	115,044
Raytheon Co.(a)	2,002	114,435
Rockwell Collins, Inc.(a)	2,134	114,468
TransDigm Group, Inc.*	814	115,482
		686,440
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.(a)	1,936	113,353
United Parcel Service, Inc., Class B	1,584	113,367
		226,720
Beverages - 0.9%
Dr. Pepper Snapple Group, Inc.	2,552	113,640
PepsiCo, Inc.(a)	1,606	113,657
		227,297
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc.*(a)	990	113,256
Amgen, Inc.(a)	1,364	115,013
Celgene Corp.*(a)	1,496	114,294
Regeneron Pharmaceuticals, Inc.*(a)	748	114,190
		456,753
Chemicals - 3.6%
Airgas, Inc.(a)	1,386	114,068
Ecolab, Inc.(a)	1,760	114,066
International Flavors & Fragrances, Inc.(a)	1,914	114,036
Olin Corp.(a)	5,236	113,778
Praxair, Inc.(a)	1,100	114,268
Sherwin-Williams Co./The(a)	770	114,661
Sigma-Aldrich Corp.	1,584	114,000
Valspar Corp.	2,024	113,546
		912,423
Commercial Services & Supplies - 3.6%
Avery Dennison Corp.(a)	3,586	114,107
Corrections Corp. of America(a)	3,410	114,064
Covanta Holding Corp.(a)	6,622	113,634
Iron Mountain, Inc.(a)	3,344	114,064
Republic Services, Inc.(a)	4,158	114,387
Stericycle, Inc.*	1,254	113,512
Waste Connections, Inc.	3,806	115,131
Waste Management, Inc.	3,542	113,627
		912,526
Communications Equipment - 1.3%
Brocade Communications Systems, Inc.*(a)	19,030	112,563
Motorola Solutions, Inc.(a)	2,244	113,434
Tellabs, Inc.	32,406	114,717
		340,714
Construction & Engineering - 0.4%
Quanta Services, Inc.*(a)	4,620	114,114

Construction Materials - 0.5%
Martin Marietta Materials, Inc.(a)	1,386	114,858

Containers & Packaging - 2.7%
AptarGroup, Inc.(a)	2,200	113,762
Ball Corp.(a)	2,684	113,560
Bemis Co., Inc.(a)	3,630	114,236
Crown Holdings, Inc.*(a)	3,124	114,807
Greif, Inc., Class A(a)	2,574	113,720
Sonoco Products Co.	3,696	114,539
		684,624
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	3,036	114,457
CenturyLink, Inc.(a)	2,816	113,766
Verizon Communications, Inc.	2,508	114,290
		342,513
Electric Utilities - 2.3%
Duke Energy Corp.(a)	1,760	114,048
Entergy Corp.(a)	1,650	114,345
OGE Energy Corp.(a)	2,046	113,471
Southern Co./The	2,486	114,580
Xcel Energy, Inc.	4,136	114,608
		571,052
Electronic Equipment, Instruments & Components - 0.4%
Ingram Micro, Inc., Class A*	7,436	113,250

Energy Equipment & Services - 2.7%
Bristow Group, Inc.(a)	2,244	113,434
Core Laboratories N.V.(a)	946	114,920
Diamond Offshore Drilling, Inc.(a)	1,738	114,378
Dresser-Rand Group, Inc.*	2,068	113,967
SEACOR Holdings, Inc.*(a)	1,364	113,703
Tidewater, Inc.	2,354	114,240
		684,642
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.(a)	1,144	114,543
CVS Caremark Corp.(a)	2,354	113,981
Kroger Co./The(a)	4,840	113,934
Safeway, Inc.	7,084	113,981
Sysco Corp.	3,652	114,198
Walgreen Co.	3,146	114,640
Wal-Mart Stores, Inc.	1,540	113,652
		798,929
Food Products - 4.9%
Campbell Soup Co.(a)	3,278	114,140
ConAgra Foods, Inc.(a)	4,136	114,112
Flowers Foods, Inc.(a)	5,632	113,654
General Mills, Inc.(a)	2,860	113,971
H.J. Heinz Co.(a)	2,046	114,474
Hershey Co./The(a)	1,606	113,849
Hormel Foods Corp.(a)	3,894	113,861
Kellogg Co.(a)	2,200	113,652
McCormick & Co., Inc.(a)	1,848	114,650
Ralcorp Holdings, Inc.*(a)	1,562	114,026
TreeHouse Foods, Inc.*	2,178	114,345
		1,254,734
Health Care Equipment & Supplies - 1.3%
C.R. Bard, Inc.(a)	1,100	115,115
Edwards Lifesciences Corp.*(a)	1,056	113,383
ResMed, Inc.(a)	2,816	113,963
		342,461

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Health Care Providers & Services - 0.4%
HCA Holdings, Inc.	3,410	$113,383

Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc.*(a)	9,042	112,392
Cerner Corp.*(a)	1,474	114,102
		226,494
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.(a)	1,254	115,055
Wendy's Co./The	25,058	114,014
Yum! Brands, Inc.	1,716	113,839
		342,908
Household Durables - 0.4%
Garmin Ltd.	2,728	113,867

Household Products - 1.8%
Church & Dwight Co., Inc.(a)	2,112	114,027
Clorox Co./The(a)	1,584	114,127
Colgate-Palmolive Co.(a)	1,056	113,224
Kimberly-Clark Corp.(a)	1,342	115,117
		456,495
Industrial Conglomerates - 0.4%
3M Co.(a)	1,232	113,861

Insurance - 9.9%
Allied World Assurance Co. Holdings AG(a)	1,474	113,866
Arch Capital Group Ltd.*(a)	2,750	114,620
Arthur J. Gallagher & Co.(a)	3,190	114,266
Aspen Insurance Holdings Ltd.(a)	3,740	114,033
Assurant, Inc.(a)	3,058	114,063
Axis Capital Holdings Ltd.(a)	3,278	114,468
Chubb Corp./The(a)	1,496	114,115
Cincinnati Financial Corp.(a)	3,014	114,200
Endurance Specialty Holdings Ltd.(a)	2,948	113,498
Everest Re Group Ltd.(a)	1,056	112,950
Fidelity National Financial, Inc., Class A(a)	5,346	114,351
Hanover Insurance Group, Inc./The	3,058	113,941
HCC Insurance Holdings, Inc.(a)	3,366	114,074
Markel Corp.*(a)	242	110,954
PartnerRe Ltd.(a)	1,540	114,391
ProAssurance Corp.(a)	1,276	115,401
Progressive Corp./The(a)	5,478	113,614
RenaissanceRe Holdings Ltd.(a)	1,474	113,557
Travelers Cos., Inc./The	1,672	114,131
Validus Holdings Ltd.	3,366	114,141
W.R. Berkley Corp.	3,036	113,820
Willis Group Holdings plc	3,102	114,526
		2,506,980
Internet & Catalog Retail - 0.5%
Expedia, Inc.(a)	1,980	114,523

Internet Software & Services - 1.4%
AOL, Inc.*	3,234	113,934
IAC/InterActiveCorp(a)	2,200	114,532
VeriSign, Inc.*	2,354	114,616
		343,082
IT Services - 3.6%
Amdocs Ltd.(a)	3,476	114,673
Automatic Data Processing, Inc.(a)	1,936	113,566
Broadridge Financial Solutions, Inc.(a)	4,862	113,430
Gartner, Inc.*(a)	2,464	113,566
International Business Machines Corp.(a)	550	114,098
NeuStar, Inc., Class A*(a)	2,860	114,486
Paychex, Inc.(a)	3,432	114,251
SAIC, Inc.(a)	9,394	113,104
		911,174
Marine - 0.5%
Kirby Corp.*(a)	2,068	114,319

Media - 1.8%
Charter Communications, Inc., Class A*(a)	1,518	113,956
Madison Square Garden Co./The, Class A*(a)	2,838	114,286
Regal Entertainment Group, Class A	8,118	114,221
Washington Post Co./The, Class B	308	111,813
		454,276
Metals & Mining - 1.8%
Allied Nevada Gold Corp.*(a)	2,904	113,430
Compass Minerals International, Inc.(a)	1,518	113,228
Newmont Mining Corp.(a)	2,046	114,596
Royal Gold, Inc.(a)	1,144	114,240
		455,494
Multiline Retail - 2.3%
Big Lots, Inc.*(a)	3,872	114,534
Dollar Tree, Inc.*(a)	2,376	114,701
Family Dollar Stores, Inc.(a)	1,716	113,771
Kohl's Corp.(a)	2,222	113,811
Target Corp.	1,804	114,500
		571,317
Multi-Utilities - 3.2%
Consolidated Edison, Inc.(a)	1,914	114,630
Dominion Resources, Inc.(a)	2,156	114,139
MDU Resources Group, Inc.(a)	5,170	113,947
NiSource, Inc.	4,488	114,354
PG&E Corp.(a)	2,684	114,526
Sempra Energy	1,760	113,502
Wisconsin Energy Corp.	3,036	114,366
		799,464
Oil, Gas & Consumable Fuels - 3.6%
Cabot Oil & Gas Corp.(a)	2,552	114,585
Chevron Corp.(a)	968	112,830
ConocoPhillips(a)	2,002	114,474
Energen Corp.	2,200	115,302
EQT Corp.	1,936	114,224
Exxon Mobil Corp.	1,254	114,678
Kinder Morgan, Inc.(a)	3,212	114,090
Williams Cos., Inc./The	3,278	114,632
		914,815
Pharmaceuticals - 4.5%
Abbott Laboratories(a)	1,672	114,632
Allergan, Inc.(a)	1,254	114,841
Bristol-Myers Squibb Co.(a)	3,366	113,603
Eli Lilly & Co.(a)	2,398	113,689

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Endo Health Solutions, Inc.*	3,608	$114,446
Forest Laboratories, Inc.*(a)	3,212	114,379
Hospira, Inc.*(a)	3,498	114,804
Johnson & Johnson(a)	1,650	113,702
Perrigo Co.(a)	990	115,008
Watson Pharmaceuticals, Inc.*	1,342	114,285
		1,143,389
Professional Services - 1.3%
IHS, Inc., Class A*(a)	1,166	113,510
Towers Watson & Co., Class A	2,134	113,209
Verisk Analytics, Inc., Class A*	2,376	113,121
		339,840
Real Estate Investment Trusts (REITs) - 7.2%
American Campus Communities, Inc.(a)	2,596	113,913
American Capital Agency Corp.(a)	3,300	114,147
American Tower Corp.(a)	1,606	114,652
Annaly Capital Management, Inc.(a)	6,776	114,108
Camden Property Trust(a)	1,782	114,921
Chimera Investment Corp.(a)	42,020	113,874
Digital Realty Trust, Inc.(a)	1,628	113,716
Equity Lifestyle Properties, Inc.(a)	1,672	113,897
Equity Residential(a)	1,980	113,909
Federal Realty Investment Trust(a)	1,078	113,513
Hatteras Financial Corp.(a)	4,048	114,113
MFA Financial, Inc.(a)	13,376	113,696
National Retail Properties, Inc.(a)	3,718	113,399
Realty Income Corp.	2,772	113,347
Senior Housing Properties Trust	5,214	113,561
Starwood Property Trust, Inc.	4,862	113,139
		1,821,905
Semiconductors & Semiconductor Equipment - 0.4%
Marvell Technology Group Ltd.(a)	12,386	113,332

Software - 2.7%
Adobe Systems, Inc.*(a)	3,520	114,259
ANSYS, Inc.*(a)	1,562	114,651
BMC Software, Inc.*	2,728	113,185
Microsoft Corp.(a)	3,828	113,998
Solera Holdings, Inc.	2,596	113,886
Synopsys, Inc.*	3,454	114,051
		684,030
Specialty Retail - 3.2%
Advance Auto Parts, Inc.(a)	1,672	114,432
AutoZone, Inc.*(a)	308	113,858
Lowe's Cos., Inc.(a)	3,762	113,763
O'Reilly Automotive, Inc.*(a)	1,364	114,058
Ross Stores, Inc.(a)	1,782	115,117
TJX Cos., Inc.	2,552	114,304
Tractor Supply Co.	1,166	115,306
		800,838
Thrifts & Mortgage Finance - 0.5%
Capitol Federal Financial, Inc.(a)	9,570	114,457

Tobacco - 1.4%
Altria Group, Inc.(a)	3,410	113,860
Lorillard, Inc.(a)	990	115,285
Reynolds American, Inc.(a)	2,640	114,418
		343,563
Water Utilities - 0.4%
American Water Works Co., Inc.(a)	3,080	114,145

Total Common Stocks Held Long
(Cost $22,157,592)		22,812,001

Securities Sold Short - (89.9%)
Airlines - (0.9%)
JetBlue Airways Corp.*	(23,650)	(113,283)
US Airways Group, Inc.*	(10,912)	(114,140)
		(227,423)
Auto Components - (3.6%)
BorgWarner, Inc.*	(1,650)	(114,032)
Dana Holding Corp.	(9,196)	(113,111)
Gentex Corp.	(6,688)	(113,763)
Goodyear Tire & Rubber Co./The*	(9,350)	(113,976)
Johnson Controls, Inc.	(4,158)	(113,929)
Tenneco, Inc.*	(4,070)	(113,960)
TRW Automotive Holdings Corp.*	(2,596)	(113,471)
Visteon Corp.*	(2,574)	(114,440)
		(910,682)
Automobiles - (0.9%)
Ford Motor Co.	(11,572)	(114,100)
Harley-Davidson, Inc.	(2,684)	(113,721)
		(227,821)
Biotechnology - (1.3%)
Alkermes plc*	(5,456)	(113,212)
Onyx Pharmaceuticals, Inc.*	(1,342)	(113,399)
Theravance, Inc.*	(4,378)	(113,434)
		(340,045)
Building Products - (0.9%)
Lennox International, Inc.	(2,354)	(113,839)
Owens Corning*	(3,410)	(114,099)
		(227,938)
Capital Markets - (5.4%)
Affiliated Managers Group, Inc.*	(924)	(113,652)
Ameriprise Financial, Inc.	(2,002)	(113,493)
E*TRADE Financial Corp.*	(13,002)	(114,548)
Eaton Vance Corp.	(3,938)	(114,044)
Invesco Ltd.	(4,576)	(114,354)
Jefferies Group, Inc.	(8,404)	(115,051)
Legg Mason, Inc.	(4,620)	(114,022)
Morgan Stanley	(6,798)	(113,798)
Raymond James Financial, Inc.	(3,102)	(113,688)
Stifel Financial Corp.*	(3,388)	(113,837)
T. Rowe Price Group, Inc.	(1,804)	(114,193)
Waddell & Reed Financial, Inc., Class A	(3,476)	(113,909)
		(1,368,589)
Chemicals - (1.8%)
Chemtura Corp.*	(6,666)	(114,788)
Huntsman Corp.	(7,678)	(114,633)
LyondellBasell Industries N.V., Class A	(2,222)	(114,789)
Rockwood Holdings, Inc.	(2,442)	(113,797)
		(458,007)
Commercial Banks - (3.2%)
Comerica, Inc.	(3,674)	(114,078)
Huntington Bancshares, Inc./OH	(16,610)	(114,609)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Popular, Inc.*	(6,578)	$(114,654)
Regions Financial Corp.	(15,818)	(114,048)
SunTrust Banks, Inc.	(4,048)	(114,437)
Webster Financial Corp.	(4,796)	(113,665)
Zions Bancorp	(5,544)	(114,511)
		(800,002)
Communications Equipment - (2.7%)
Ciena Corp.*	(8,470)	(115,192)
F5 Networks, Inc.*	(1,100)	(115,170)
JDS Uniphase Corp.*	(9,218)	(114,165)
Juniper Networks, Inc.*	(6,644)	(113,679)
Polycom, Inc.*	(11,528)	(113,781)
Riverbed Technology, Inc.*	(4,884)	(113,651)
		(685,638)
Construction & Engineering - (1.4%)
Fluor Corp.	(2,024)	(113,911)
Foster Wheeler AG*	(4,752)	(113,858)
KBR, Inc.	(3,828)	(114,151)
		(341,920)
Containers & Packaging - (0.5%)
Owens-Illinois, Inc.*	(6,094)	(114,323)

Diversified Consumer Services - (0.5%)
Sotheby's	(3,630)	(114,345)

Diversified Financial Services - (1.3%)
Bank of America Corp.	(12,914)	(114,030)
Citigroup, Inc.	(3,476)	(113,735)
Leucadia National Corp.	(5,016)	(114,114)
		(341,879)
Diversified Telecommunication Services - (0.5%)
Level 3 Communications, Inc.*	(4,950)	(113,702)

Electric Utilities - (0.9%)
Great Plains Energy, Inc.	(5,126)	(114,105)
UNS Energy Corp.	(2,728)	(114,194)
		(228,299)
Electrical Equipment - (0.9%)
GrafTech International Ltd.*	(12,672)	(113,921)
Rockwell Automation, Inc.	(1,628)	(113,228)
		(227,149)
Electronic Equipment, Instruments & Components - (2.2%)
Anixter International, Inc.	(1,980)	(113,771)
Arrow Electronics, Inc.*	(3,366)	(113,468)
IPG Photonics Corp.*	(2,002)	(114,714)
Jabil Circuit, Inc.	(6,072)	(113,668)
Vishay Intertechnology, Inc.*	(11,572)	(113,753)
		(569,374)
Energy Equipment & Services - (4.0%)
Baker Hughes, Inc.	(2,530)	(114,432)
Halliburton Co.	(3,388)	(114,142)
Helix Energy Solutions Group, Inc.*	(6,182)	(112,945)
Helmerich & Payne, Inc.	(2,376)	(113,121)
Nabors Industries Ltd.*	(8,074)	(113,278)
Oil States International, Inc.*	(1,430)	(113,628)
Patterson-UTI Energy, Inc.	(7,194)	(113,953)
Superior Energy Services, Inc.*	(5,566)	(114,214)
Weatherford International Ltd.*	(8,998)	(114,095)
		(1,023,808)
Food Products - (0.5%)
Darling International, Inc.*	(6,248)	(114,276)

Gas Utilities - (1.3%)
National Fuel Gas Co.	(2,112)	(114,133)
Piedmont Natural Gas Co., Inc.	(3,498)	(113,615)
WGL Holdings, Inc.	(2,816)	(113,344)
		(341,092)
Health Care Equipment & Supplies - (0.5%)
Alere, Inc.*	(5,852)	(114,055)

Health Care Providers & Services - (4.9%)
AMERIGROUP Corp.*	(1,254)	(114,653)
Brookdale Senior Living, Inc.*	(4,928)	(114,428)
Community Health Systems, Inc.*	(3,894)	(113,471)
Express Scripts Holding Co.*	(1,804)	(113,057)
Health Management Associates, Inc., Class A*	(13,574)	(113,886)
Health Net, Inc.*	(5,060)	(113,900)
HealthSouth Corp.*	(4,730)	(113,804)
Tenet Healthcare Corp.*	(17,930)	(112,421)
Universal Health Services, Inc., Class B	(2,486)	(113,685)
VCA Antech, Inc.*	(5,786)	(114,158)
WellCare Health Plans, Inc.*	(2,002)	(113,213)
		(1,250,676)
Hotels, Restaurants & Leisure - (4.5%)
Gaylord Entertainment Co.*	(2,860)	(113,056)
Hyatt Hotels Corp., Class A*	(2,838)	(113,946)
Las Vegas Sands Corp.	(2,464)	(114,256)
Marriott International, Inc., Class A	(2,904)	(113,546)
MGM Resorts International*	(10,582)	(113,756)
Royal Caribbean Cruises Ltd.	(3,762)	(113,650)
Starwood Hotels & Resorts Worldwide, Inc.	(1,980)	(114,761)
Vail Resorts, Inc.	(1,980)	(114,147)
Wyndham Worldwide Corp.	(2,178)	(114,301)
Wynn Resorts Ltd.	(990)	(114,286)
		(1,139,705)
Household Durables - (1.8%)
Harman International Industries, Inc.	(2,464)	(113,738)
MDC Holdings, Inc.	(2,970)	(114,375)
PulteGroup, Inc.*	(7,348)	(113,894)
Tempur-Pedic International, Inc.*	(3,806)	(113,761)
		(455,768)
Independent Power Producers & Energy Traders - (1.4%)
AES Corp./The*	(10,428)	(114,395)
GenOn Energy, Inc.*	(44,748)	(113,213)
NRG Energy, Inc.	(5,346)	(114,351)
		(341,959)
Insurance - (4.9%)
Aflac, Inc.	(2,376)	(113,763)
American International Group, Inc.*	(3,454)	(113,257)
Assured Guaranty Ltd.	(8,404)	(114,463)
CNO Financial Group, Inc.	(11,704)	(112,944)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
Genworth Financial, Inc., Class A*	(21,758)	$(113,794)
Hartford Financial Services Group, Inc.	(5,830)	(113,335)
Lincoln National Corp.	(4,686)	(113,354)
MetLife, Inc.	(3,300)	(113,718)
Principal Financial Group, Inc.	(4,246)	(114,387)
Protective Life Corp.	(4,334)	(113,594)
Prudential Financial, Inc.	(2,090)	(113,926)
		(1,250,535)
Internet Software & Services - (0.5%)
eBay, Inc.*	(2,354)	(113,957)

IT Services - (0.5%)
Lender Processing Services, Inc.	(4,092)	(114,126)

Leisure Equipment & Products - (0.4%)
Brunswick Corp.	(5,016)	(113,512)

Life Sciences Tools & Services - (0.9%)
Agilent Technologies, Inc.	(2,948)	(113,350)
PAREXEL International Corp.*	(3,718)	(114,366)
		(227,716)
Machinery - (6.7%)
AGCO Corp.*	(2,398)	(113,857)
Cummins, Inc.	(1,232)	(113,603)
Harsco Corp.	(5,544)	(113,818)
Ingersoll-Rand plc	(2,530)	(113,395)
Joy Global, Inc.	(2,046)	(114,699)
Kennametal, Inc.	(3,080)	(114,206)
Manitowoc Co., Inc./The	(8,558)	(114,164)
Navistar International Corp.*	(5,412)	(114,139)
Nordson Corp.	(1,936)	(113,488)
Oshkosh Corp.*	(4,158)	(114,054)
Robbins & Myers, Inc.	(1,914)	(114,074)
Terex Corp.*	(5,060)	(114,255)
Timken Co.	(3,080)	(114,453)
Trinity Industries, Inc.	(3,806)	(114,066)
WABCO Holdings, Inc.*	(1,980)	(114,186)
		(1,710,457)
Media - (1.8%)
CBS Corp., Class B	(3,146)	(114,294)
Gannett Co., Inc.	(6,446)	(114,416)
Interpublic Group of Cos., Inc./The	(10,296)	(114,492)
Live Nation Entertainment, Inc.*	(13,244)	(114,031)
		(457,233)
Metals & Mining - (1.4%)
Allegheny Technologies, Inc.	(3,564)	(113,692)
Cliffs Natural Resources, Inc.	(2,926)	(114,494)
Steel Dynamics, Inc.	(10,142)	(113,895)
		(342,081)
Multi-Utilities - (0.9%)
CenterPoint Energy, Inc.	(5,368)	(114,338)
TECO Energy, Inc.	(6,446)	(114,352)
		(228,690)
Oil, Gas & Consumable Fuels - (4.5%)
Alpha Natural Resources, Inc.*	(17,314)	(113,753)
Arch Coal, Inc.	(18,084)	(114,472)
Cobalt International Energy, Inc.*	(5,104)	(113,666)
Denbury Resources, Inc.*	(7,040)	(113,766)
Peabody Energy Corp.	(5,126)	(114,259)
Rosetta Resources, Inc.*	(2,376)	(113,810)
SM Energy Co.	(2,112)	(114,280)
Spectra Energy Corp.	(3,894)	(114,328)
Valero Energy Corp.	(3,608)	(114,302)
Whiting Petroleum Corp.*	(2,398)	(113,617)
		(1,140,253)
Paper & Forest Products - (0.4%)
Louisiana-Pacific Corp.*	(9,042)	(113,025)

Pharmaceuticals - (1.4%)
Mylan, Inc.*	(4,664)	(113,802)
Salix Pharmaceuticals Ltd.*	(2,706)	(114,572)
Warner Chilcott plc, Class A	(8,448)	(114,048)
		(342,422)
Professional Services - (0.4%)
Manpower, Inc.	(3,080)	(113,344)

Real Estate Investment Trusts (REITs) - (1.8%)
CBL & Associates Properties, Inc.	(5,302)	(113,145)
DiamondRock Hospitality Co.	(11,836)	(113,980)
Host Hotels & Resorts, Inc.	(7,084)	(113,698)
LaSalle Hotel Properties	(4,268)	(113,913)
		(454,736)
Real Estate Management & Development - (1.4%)
CBRE Group, Inc., Class A*	(6,204)	(114,216)
Forest City Enterprises, Inc., Class A*	(7,216)	(114,374)
Jones Lang LaSalle, Inc.	(1,496)	(114,219)
		(342,809)
Road & Rail - (1.8%)
Avis Budget Group, Inc.*	(7,348)	(113,012)
Con-way, Inc.	(4,158)	(113,804)
Hertz Global Holdings, Inc.*	(8,338)	(114,481)
Ryder System, Inc.	(2,926)	(114,290)
		(455,587)
Semiconductors & Semiconductor Equipment - (4.9%)
Advanced Micro Devices, Inc.*	(33,660)	(113,434)
Atmel Corp.*	(21,648)	(113,868)
Cypress Semiconductor Corp.*	(10,604)	(113,675)
Fairchild Semiconductor International, Inc.*	(8,646)	(113,436)
International Rectifier Corp.*	(6,776)	(113,091)
Lam Research Corp.*	(3,586)	(113,981)
Micron Technology, Inc.*	(18,876)	(112,973)
NVIDIA Corp.*	(8,536)	(113,870)
ON Semiconductor Corp.*	(18,656)	(115,108)
Skyworks Solutions, Inc.*	(4,818)	(113,536)
Teradyne, Inc.*	(8,030)	(114,187)
		(1,251,159)
Software - (1.8%)
Autodesk, Inc.*	(3,410)	(113,792)
Citrix Systems, Inc.*	(1,496)	(114,549)
Parametric Technology Corp.*	(5,214)	(113,665)
Salesforce.com, Inc.*	(748)	(114,212)
		(456,218)
Specialty Retail - (3.1%)
Abercrombie & Fitch Co., Class A	(3,344)	(113,428)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2012 (Unaudited)

	Number of Shares	Value
ANN, Inc.*	(3,014)	$(113,718)
Ascena Retail Group, Inc.*	(5,346)	(114,672)
Chico's FAS, Inc.	(6,292)	(113,948)
Guess?, Inc.	(4,488)	(114,085)
Rent-A-Center, Inc.	(3,256)	(114,221)
Williams-Sonoma, Inc.	(2,596)	(114,146)
		(798,218)
Textiles, Apparel & Luxury Goods - (1.3%)
Coach, Inc.	(2,024)	(113,385)
Fossil, Inc.*	(1,342)	(113,667)
Under Armour, Inc., Class A*	(2,046)	(114,228)
		(341,280)
Trading Companies & Distributors - (0.9%)
United Rentals, Inc.*	(3,476)	(113,700)
WESCO International, Inc.*	(2,002)	(114,514)
		(228,214)
Wireless Telecommunication Services - (0.4%)
Sprint Nextel Corp.*	(20,526)	(113,304)

Total Securities Sold Short
(Proceeds Received $22,100,122)		(22,787,351)
Other assets less liabilities — 99.9%		25,333,029
Net Assets — 100.0%		$25,357,679

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2012, the aggregate amount held in a segregated account was $18,194,767.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,378,836
Aggregate gross unrealized depreciation	(1,934,205)
Net unrealized depreciation	$(555,369)
Federal income tax cost of investments	$580,019

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
2,346,614	USD	10/03/2013	Morgan Stanley	0.66%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index	$177,200
(2,361,954	)USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index	(0.04)%	(163,408)
						$13,792

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedule of Investments

September 30, 2012 (Unaudited)

1.	Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended.  The Trust currently consists of seven series (collectively the “Funds” or individually the “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral High Beta Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Quality Fund, QuantShares U.S. Market Neutral Anti-Momentum Fund, and QuantShares U.S. Market Neutral Anti-Beta Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives.

2.	Basis of Presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation guidelines which are approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Open-end investment companies are valued at their net asset value.

Generally, the Fund prices its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2012 (Unaudited)

• Level 1— Quoted prices in active markets for identical assets.

• Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3— Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2012, for each Fund based upon the three levels defined above:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs
	Common Stocks	Swap Agreements*	Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$4,558,868	$111,030	$4,669,898
Liabilities:	(4,560,508)	(55,200)	(4,615,708)
Totals:	$(1,640)	$55,830	$54,190
QuantShares U.S. Market Neutral Value Fund
Assets:	$3,167,200	$39,347	$3,206,547
Liabilities:	(3,167,369)	(5,374)	(3,172,743)
Totals:	$(169)	$33,973	$33,804
QuantShares U.S. Market Neutral High Beta Fund
Assets:	$4,330,723	$61,803	$4,392,526
Liabilities:	(4,331,473)	(19,709)	(4,351,182)
Totals:	$(750)	$42,094	$41,344
QuantShares U.S. Market Neutral Size Fund
Assets:	$5,517,009	$128,968	$5,645,977
Liabilities:	(5,528,973)	(82,883)	(5,611,856)
Totals:	$(11,964)	$46,085	$34,121
QuantShares U.S. Market Neutral Quality Fund
Assets:	$3,065,885	$66,998	$3,132,883
Liabilities:	(3,066,927)	(47,630)	(3,114,557)
Totals:	$(1,042)	$19,368	$18,326
QuantShares U.S. Market Neutral Anti-Momentum Fund
Assets:	$2,894,170	$44,675	$2,938,845
Liabilities:	(2,897,733)	(48,351)	(2,946,084)
Totals:	$(3,563)	$(3,676)	$(7,239)
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$22,812,001	$177,200	$22,989,201
Liabilities:	(22,787,351)	(163,408)	(22,950,759)
Totals:	$24,650	$13,792	$38,442

* The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the period ended September 30, 2012, there were no Level 3 investments in a Fund held for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no transfers between Level 1 and Level 2 for the period ending September 30, 2012.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to maintain exempt status under the 1940 Act.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions.  Under such circumstances, the Funds may not achieve their investment objectives.

Futures

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Swaps

The Funds all entered into swap agreements during the period. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2012 (Unaudited)

3.	Risks

Momentum Risk: For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have had above average recent returns and shorting securities that have had below-average returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

Value Risk: For the QuantShares U.S. Market Neutral Value Fund, value factor investing entails investing in securities that have below-average valuations based on ratios such as earnings to price or book to price and shorting securities that have above average valuations based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a Fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Beta Risk: For the QuantShares U.S. Market Neutral High Beta Fund, beta investing entails investing in securities that have above-average betas and shorting securities that have below-average betas. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in high beta securities. In addition, the Fund may be more volatile than the universe since it will have long exposure to the most volatile stocks in the universe and short exposure to the least volatile stocks in the universe.

Size Risk: For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have below average market capitalizations and shorting securities within the universe with above-average market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a Fund using a size strategy may suffer.

Quality Risk: For the QuantShares U.S. Market Neutral Quality Fund, quality investing entails investing in securities that have above-average quality characteristics and shorting securities with below-average quality characteristics as defined by return on equity and the debt-to-equity ratio. There may be periods when the quality style is out of favor, and during which the investment performance of a Fund using a quality strategy may suffer. There is a risk that quality factors may in some or all periods not be good indicators of the market price of a security.

Anti-Momentum Risk: For the QuantShares U.S. Market Neutral Anti-Momentum Fund, anti-momentum investing entails investing in securities that have had below-average recent returns and shorting securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the anti-momentum style is out of favor, and during which the investment performance of a Fund using an anti-momentum strategy may suffer.

Anti-Beta Risk: For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that have below-average betas and shorting securities that have above-average betas. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in low beta securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Index is concentrated in a particular industry, a Fund also will be concentrated in that industry and may subject a Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a ‘‘bull’’ market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because a Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk: The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

Short Sale Risk: If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William DeRoche
William DeRoche
President
November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William DeRoche
William DeRoche
President
November 20, 2012
By:
/s/ Brent Arvidson
Brent Arvidson
Principal Financial Officer and Treasurer
November 20, 2012